UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period :	August 1, 2015 — July 31, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Annual report
7 | 31 | 16

A world of investing.®

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 | 31 | 16

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	26

Terms and definitions	31

Other information for shareholders	32

Trustee approval of management contract	33

Financial statements	39

Federal tax information	111

About the Trustees	112

Officers	114

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

Through the first half of 2016, markets around the world have shown great resilience in the face of multiple challenges. Now, as we enter the fall, many additional factors raise new concerns.

Against a backdrop of sluggish growth and following a colorful political campaign, the United States will be electing a new president in a few short weeks. Overseas, challenges are widespread, from sluggish growth in Europe, Japan, and many emerging markets to global fallout from the United Kingdom’s decision to leave the European Union. As non-U.S. central banks consider new actions to boost economic growth, here at home the Federal Reserve seeks stronger economic data before it raises interest rates. The uncertainty caused by these unfolding events could well spur renewed bouts of market volatility.

But we believe that opportunities can emerge despite the markets’ ups and downs. At Putnam, our portfolio managers actively pursue these opportunities. Backed by a network of global analysts, they draw on their long experience and expertise in navigating changing conditions.

We share Putnam’s deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio. In the following pages, you will find an overview of your fund’s performance for the reporting period ended July 31, 2016, as well as an outlook for the coming months.

Now may be a good time for you to consult with your financial advisor, who can help you in determining if your portfolio remains aligned with your long-term goals, time horizon, and tolerance for risk.

As always, thank you for investing with Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

Diversifying and monitoring your retirement investments can pose a challenge, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of underlying Putnam funds that provide exposure to the stock and bond markets. These underlying Putnam funds include one or more Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer these features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS Putnam RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.3%	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
Putnam Absolute Return 700 Fund®	7.5%	7.5%	7.5%	7.5%	8.0%	10.5%	13.4%	13.7%	8.7%	0.0%
Putnam Absolute Return 500 Fund®	2.2%	2.2%	2.2%	2.2%	3.6%	5.0%	6.0%	10.0%	20.0%	30.0%
Putnam Absolute Return 300 Fund®	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.4%	8.4%	12.6%	21.0%
Putnam Absolute Return 100 Fund®	0.5%	0.7%	1.2%	2.0%	2.5%	2.5%	3.6%	4.7%	6.0%	9.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%

ASSET CLASS WEIGHTING

Fixed Income
Equity
5%
95%
5%
95%
9%
91%
13%
87%
19%
81%
27%
73%
36%
64%
48%
52%
60%
40%
75%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. The fund's target allocations will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund's target date. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Performance snapshot

Annualized total return (%) comparison as of 7/31/16

Fund returns for class A shares before sales charges

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	0.59%	9.23%	5.91%	6.00%	5.96%

10 years	—	—	5.07	5.07	5.05

5 years	—	8.73	8.95	8.74	8.45

3 years	—	7.24	7.23	7.12	6.91

1 year	—	–1.77	–1.54	–1.23	–0.83

					Retirement
					Income Fund
	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	5.69%	5.32%	4.83%	4.09%	2.89%

10 years	4.84	4.50	4.02	3.39	2.80

5 years	7.81	6.95	6.01	4.85	3.06

3 years	6.46	5.84	5.08	4.09	2.74

1 year	–0.54	–0.45	–0.40	–0.38	–0.27

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Putnam Retirement Income Fund Lifestyle 1, and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 12–25 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04. Life of fund return for the 2060 Fund is cumulative.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

Bob, how did Putnam RetirementReady® Funds perform during the 12-month reporting period ended July 31, 2016?

In a volatile global investment environment, the portfolios produced slightly negative returns. The exception was Putnam RetirementReady 2060 Fund, which delivered a positive return since its inception on November 30, 2015. The longer-dated funds, which have greater exposure to global equities because of their later target dates, slightly underperformed the shorter-dated funds. The shorter-dated funds, typically for investors who are closer to retirement, had a greater reliance on fixed-income instruments and absolute return strategies, and experienced higher, although still negative, returns. Despite the negative returns overall, the inclusion of Putnam Absolute Return Funds in the portfolios helped to dampen volatility during the annual period.

What was the investment environment like during the reporting period?

I would describe the period as a series of crises, with each crisis followed by a relief rally. As a result, the market experienced significant ups and downs. The increased market volatility and global macroeconomic pressures resulted in two pronounced market corrections for many major indexes — in August and September 2015 and in January and February 2016. In addition, expectations for the Federal Reserve’s first interest-rate

This comparison shows the performance of broad market indexes for the 12 months ended 7/31/16. See pages 4 and 12–25 for additional performance information. Index descriptions can be found on page 31.

RetirementReady® Funds 5

hike since June 2006 weighed on markets throughout the first few months of the period. The Fed’s effort to begin normalizing U.S. interest rates was complicated by a convergence of global factors — notably, simultaneous economic slowdowns in Europe and China, and low commodity prices.

At the start of the period, in August 2015, as the Chinese government took more aggressive action to address its slowing economy — steps that included the unexpected devaluation of the yuan — Chinese stocks sold off rapidly. Fear among investors spread quickly around the world, with prices dropping sharply in most major equity markets. Stocks in general rebounded in October as investors gained confidence that a hard landing for China’s economy was unlikely.

In the United States, positive economic news began to dominate. The Fed acknowledged “moderate growth” and continued to maintain its accommodative monetary policy, leaving the federal funds rate unchanged at its September and October meetings. In mid-December, after much anticipation, the Fed hiked short-term interest rates by 25 basis points to 0.25% in response to continued economic resilience. Commodities experienced significant weakness during the final months of 2015, as supply far outpaced demand. At the same time, high-yield bonds, which were also plagued by energy issues, experienced difficulties. In the opening days of 2016, stocks sold off dramatically amid renewed fears about the pace of growth across global markets, uncertainty about future Fed action, and ongoing concerns about still-low energy prices. After bottoming on February 11, stocks and credit-sensitive bonds staged a broad-based rally through the end of March. Moreover, the rally was helped when Fed policymakers reassured markets that rate hikes would be gradual. Energy prices began to recover, and equities started to rebound as well. Continued easing of monetary policy in the eurozone and Japan also contributed to the rally, as did evidence of solid job growth and stable income growth in the United States.

In late June, however, market volatility spiked again, largely in response to Brexit — the decision by United Kingdom voters to leave the European Union. U.S. stock prices plummeted more than 5% in the two days after the vote, followed by a dramatic three-day recovery. Stocks remained positive in July, managing to post their fifth straight month of gains.

What is the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the glide path favors larger allocations to stocks in order to generate growth. While these larger equity positions can cause volatility, the extended time horizon is intended to allow for recovery from periodic downturns and the chance to benefit from the expected long-term upward trajectory of equity markets. Stock allocations gradually diminish over time in favor of what we consider to be less volatile assets, such as bonds, in an effort to protect capital as investors approach retirement. As an investor advances through the glide path, we also allocate a growing percentage to our Putnam Absolute Return suite of funds. Our objective is to attempt to reduce market risk across all assets as an investor approaches retirement, while delivering a more diverse set of risks and returns at the portfolio level.

What were some notable investment strategies for the underlying funds that contributed to and detracted from the funds’ absolute performance during the reporting period?

In the asset allocation building blocks, there are two principal strategies through which

6	RetirementReady® Funds

we seek to add value to the portfolios’ performance — dynamic asset allocation and individual security selection. Our asset allocation strategy enables us to tactically shift fund weightings to various asset classes in order to capitalize on opportunities or to reduce risk when we believe the investment environment is vulnerable to downside movement. We also employ implementation and security selection strategies to help us take advantage of what we believe are the best risk/reward trade-offs in any given market environment.

Over the balance of the reporting period, we maintained a mostly neutral stance in our asset allocations, choosing to keep asset class weightings at or near their benchmark levels in each portfolio along the glide path. We did increase exposure to high-yield bonds slightly during the second half of 2015, and that tactical preference for credit-sensitive over rate-sensitive fixed income worked against performance during that time.

Security selection and implementation decisions were the primary reasons the funds lagged their custom benchmarks over the 12-month period. Our security selection within the underlying funds among large-cap U.S. stocks, which had been very strong to start 2015, dampened performance during the reporting period. That underperformance within the underlying funds was somewhat offset by strong stock selection in international markets, both developed and emerging.

Our absolute return strategies were helpful in dampening volatility, although returns in the Absolute Return 300, 500, and 700 portfolios were slightly negative for the period. In the fixed-income-only Absolute Return 100 and 300 funds, contributors and detractors were largely the same. However, a more negative duration [a measure of interest-rate risk] at the end of 2015 and beginning of 2016 — amid an environment where interest rates were rising and investors were fleeing perceived “riskier” investments — was a comparatively larger detractor for Absolute Return 300. In the Absolute Return 500 and 700 funds, long exposure to interest-rate risk helped offset weakness in equity selection and in strategies designed to perform independent of global market movements. While three of the Absolute Return Funds experienced slightly negative returns over this period, it is important to keep in mind that these funds pursue their targeted returns over a full market cycle [generally at least three years or more but potentially significantly longer].

What is your outlook?

In our view, strong market momentum and an analysis of trends call for a bullish outlook. However, concerns about future Fed action, eurozone growth, terrorism attacks, and the U.S. presidential campaigns continue to weigh on investor sentiment at the close of the period. With the second half of the year under way and the U.S. presidential election looming, we believe the markets may experience heightened volatility.

Moreover, in our view, the global macroeconomic headwinds we have faced in the recent past are likely to remain with us through the balance of the year. U.S. gross domestic product growth has been sluggish and global economic growth has remained slow, with economic regions outside the United States continuing to rely on accommodative monetary policy for support.

While the Fed has begun to normalize interest rates, it has indicated it will do so in a measured way so as not to derail the U.S. economy’s modest growth trajectory. For those reasons, we believe the investment

RetirementReady® Funds 7

environment going forward is likely to remain volatile, and it is our expectation that this volatility will continue to offer investment opportunities. For U.S. stocks, we believe there is some reason for optimism given the Fed’s measured stance on monetary policy. However, we recognize that the rally in equities is now in its seventh year, which could put valuation pressure on that asset class. As those and other factors play out, we expect to take advantage of tactical opportunities by selectively adding to holdings on market pullbacks and taking profits on rallies.

Thank you, Bob, for your time and insights today.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from Bentley University Graduate School of Business and a B.A. from the University of Massachusetts at Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

8	RetirementReady® Funds

IN THE NEWS

With central banks exhausting the more traditional methods aimed at stimulating their economies, some are considering more novel strategies. Increasingly, central bankers and economists are discussing the merits of so-called “helicopter money,” which conjures images of money being dropped on the populace from the sky. Considered somewhat radical, the term was adopted in 1969 by economist Milton Friedman, who described the idea of a central bank printing money and injecting the cash directly into the economy, with the aim of boosting consumer demand and spending, and kick-starting a recovery. It differs from traditional stimulus measures, such as the U.S. government selling U.S. Treasury securities to the public in order to finance spending. With interest rates at zero — or even in negative territory — in major world economies like Japan and some European nations, the concept of helicopter money is gaining popularity. Under this strategy, cash could be transferred to people in the form of a government tax break or by simply making a direct deposit into individual bank accounts. Critics of helicopter money, however, say it could cause runaway inflation.

RetirementReady® Funds 9

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of July 31, 2016. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. Each fund seeks a positive total return that exceeds the return on U.S. Treasury bills by a targeted number of basis points specified in the fund’s name, on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

10 RetirementReady® Funds

Putnam Money Market Fund*

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 7/31/16

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	73.7%	73.5%	58.9%	41.1%	16.8%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.0%	16.0%	30.1%	47.1%	68.2%	68.4%	29.5%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.1%	54.0%	25.1%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.8%	34.2%

Putnam Absolute Return
700 Fund	7.3%	7.3%	7.3%	7.3%	7.9%	10.3%	13.3%	13.6%	8.7%	0.0%

Putnam Absolute Return
500 Fund	2.1%	2.1%	2.1%	2.1%	3.5%	4.9%	5.9%	9.9%	19.9%	29.9%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.3%	8.3%	12.6%	21.0%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.2%	2.0%	2.4%	2.5%	3.5%	4.6%	6.0%	9.0%

Putnam Money Market Fund*	0.4%	0.4%	0.4%	0.4%	1.2%	2.7%	3.4%	4.6%	5.9%	5.9%

Percentages are based on net assets as of 7/31/16. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

* Effective September 1, 2016, Putnam Money Market Fund was replaced with Putnam Government Money Market Fund.

RetirementReady® Funds 11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2016, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/16

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2060 Fund*

Life of fund	0.59%	–5.19%	0.12%	–4.78%	0.12%	–0.86%	0.34%	–3.17%	0.47%	0.82%

2055 Fund**

Life of fund	64.92%	55.43%	58.02%	57.02%	58.20%	58.20%	60.33%	54.72%	62.71%	67.35%
Annual average	9.23	8.09	8.41	8.29	8.43	8.43	8.69	8.01	8.97	9.51

5 years	51.96	43.22	46.27	44.27	46.43	46.43	48.23	43.04	50.10	53.87
Annual average	8.73	7.45	7.90	7.61	7.93	7.93	8.19	7.42	8.46	9.00

3 years	23.33	16.24	20.57	17.89	20.74	20.74	21.55	17.29	22.52	24.35
Annual average	7.24	5.14	6.43	5.64	6.48	6.48	6.72	5.46	7.01	7.53

1 year	–1.77	–7.42	–2.51	–7.02	–2.48	–3.38	–2.24	–5.66	–2.00	–1.50

2050 Fund†

Annual average
(life of fund)	5.91%	5.36%	5.35%	5.35%	5.12%	5.12%	5.38%	5.05%	5.64%	6.17%

10 years	64.03	54.60	54.41	54.41	52.09	52.09	55.96	50.50	59.91	68.05
Annual average	5.07	4.45	4.44	4.44	4.28	4.28	4.54	4.17	4.81	5.33

5 years	53.49	44.67	47.71	45.71	47.76	47.76	49.68	44.44	51.47	55.34
Annual average	8.95	7.66	8.11	7.82	8.12	8.12	8.40	7.63	8.66	9.21

3 years	23.31	16.22	20.55	17.55	20.50	20.50	21.48	17.23	22.39	24.21
Annual average	7.23	5.14	6.43	5.54	6.41	6.41	6.70	5.44	6.97	7.49

1 year	–1.54	–7.21	–2.31	–7.13	–2.29	–3.25	–2.02	–5.45	–1.81	–1.31

12 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund

Annual average
(life of fund)	6.00%	5.47%	5.46%	5.46%	5.21%	5.21%	5.47%	5.16%	5.74%	6.27%

10 years	64.04	54.61	54.49	54.49	52.26	52.26	56.05	50.59	59.95	68.16
Annual average	5.07	4.45	4.45	4.45	4.29	4.29	4.55	4.18	4.81	5.33

5 years	52.01	43.27	46.39	44.39	46.48	46.48	48.27	43.08	50.05	53.92
Annual average	8.74	7.46	7.92	7.62	7.93	7.93	8.20	7.43	8.45	9.01

3 years	22.91	15.84	20.17	17.17	20.20	20.20	21.06	16.82	21.95	23.82
Annual average	7.12	5.02	6.32	5.42	6.32	6.32	6.58	5.32	6.84	7.38

1 year	–1.23	–6.91	–1.97	–6.78	–1.91	–2.87	–1.69	–5.13	–1.46	–0.95

2040 Fund

Annual average
(life of fund)	5.96%	5.43%	5.42%	5.42%	5.17%	5.17%	5.43%	5.11%	5.69%	6.22%

10 years	63.62	54.21	54.03	54.03	51.80	51.80	55.57	50.12	59.54	67.73
Annual average	5.05	4.43	4.41	4.41	4.26	4.26	4.52	4.15	4.78	5.31

5 years	49.99	41.37	44.55	42.55	44.53	44.53	46.27	41.15	48.16	51.91
Annual average	8.45	7.17	7.65	7.35	7.64	7.64	7.90	7.14	8.18	8.72

3 years	22.21	15.18	19.49	16.49	19.49	19.49	20.40	16.18	21.31	23.19
Annual average	6.91	4.82	6.12	5.22	6.11	6.11	6.38	5.13	6.65	7.20

1 year	–0.83	–6.53	–1.59	–6.42	–1.62	–2.59	–1.35	–4.81	–1.13	–0.60

2035 Fund

Annual average
(life of fund)	5.69%	5.15%	5.14%	5.14%	4.90%	4.90%	5.16%	4.84%	5.41%	5.95%

10 years	60.37	51.15	50.99	50.99	48.77	48.77	52.50	47.17	56.45	64.37
Annual average	4.84	4.22	4.21	4.21	4.05	4.05	4.31	3.94	4.58	5.10

5 years	45.63	37.26	40.24	38.24	40.25	40.25	42.02	37.05	43.86	47.42
Annual average	7.81	6.54	7.00	6.69	7.00	7.00	7.27	6.51	7.55	8.07

3 years	20.65	13.72	17.97	14.97	18.03	18.03	18.86	14.70	19.80	21.54
Annual average	6.46	4.38	5.66	4.76	5.68	5.68	5.93	4.68	6.21	6.72

1 year	–0.54	–6.26	–1.28	–6.12	–1.28	–2.25	–1.05	–4.51	–0.80	–0.33

2030 Fund

Annual average
(life of fund)	5.32%	4.80%	4.79%	4.79%	4.53%	4.53%	4.79%	4.48%	5.06%	5.58%

10 years	55.35	46.42	46.26	46.26	44.06	44.06	47.67	42.50	51.43	59.17
Annual average	4.50	3.89	3.88	3.88	3.72	3.72	3.97	3.61	4.24	4.76

5 years	39.91	31.87	34.80	32.80	34.79	34.79	36.44	31.67	38.20	41.64
Annual average	6.95	5.69	6.15	5.84	6.15	6.15	6.41	5.66	6.69	7.21

3 years	18.56	11.74	15.93	12.93	15.93	15.93	16.81	12.72	17.64	19.43
Annual average	5.84	3.77	5.05	4.14	5.05	5.05	5.32	4.07	5.57	6.10

1 year	–0.45	–6.18	–1.18	–6.02	–1.19	–2.16	–0.96	–4.43	–0.71	–0.19

RetirementReady® Funds 13

Fund performance Total return for periods ended 7/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Annual average
(life of fund)	4.83%	4.30%	4.30%	4.30%	4.04%	4.04%	4.30%	3.99%	4.56%	5.09%

10 years	48.34	39.81	39.72	39.72	37.56	37.56	41.01	36.07	44.62	52.03
Annual average	4.02	3.41	3.40	3.40	3.24	3.24	3.50	3.13	3.76	4.28

5 years	33.89	26.19	28.98	26.98	28.91	28.91	30.53	25.96	32.21	35.51
Annual average	6.01	4.76	5.22	4.89	5.21	5.21	5.47	4.72	5.74	6.27

3 years	16.03	9.36	13.42	10.42	13.37	13.37	14.21	10.21	15.07	16.83
Annual average	5.08	3.03	4.29	3.36	4.27	4.27	4.53	3.29	4.79	5.32

1 year	–0.40	–6.13	–1.17	–6.01	–1.17	–2.14	–0.92	–4.38	–0.69	–0.15

2020 Fund

Annual average
(life of fund)	4.09%	3.57%	3.56%	3.56%	3.31%	3.31%	3.57%	3.25%	3.84%	4.35%

10 years	39.63	31.60	31.52	31.52	29.54	29.54	32.80	28.15	36.17	43.12
Annual average	3.39	2.78	2.78	2.78	2.62	2.62	2.88	2.51	3.14	3.65

5 years	26.72	19.44	22.10	20.10	22.07	22.07	23.56	19.23	25.17	28.30
Annual average	4.85	3.62	4.07	3.73	4.07	4.07	4.32	3.58	4.59	5.11

3 years	12.78	6.30	10.28	7.28	10.30	10.30	11.08	7.19	11.94	13.61
Annual average	4.09	2.06	3.32	2.37	3.32	3.32	3.56	2.34	3.83	4.34

1 year	–0.38	–6.11	–1.11	–5.94	–1.12	–2.09	–0.89	–4.36	–0.60	–0.13

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	2.89%	2.53%	2.37%	2.37%	2.13%	2.13%	2.49%	2.20%	2.63%	3.15%

10 years	31.84	26.56	24.20	24.20	22.39	22.39	27.01	22.88	28.54	35.17
Annual average	2.80	2.38	2.19	2.19	2.04	2.04	2.42	2.08	2.54	3.06

5 years	16.25	11.60	11.98	9.98	12.01	12.01	14.82	11.09	14.75	17.73
Annual average	3.06	2.22	2.29	1.92	2.29	2.29	2.80	2.13	2.79	3.32

3 years	8.44	4.10	6.06	3.08	6.04	6.04	7.66	4.16	7.63	9.24
Annual average	2.74	1.35	1.98	1.02	1.98	1.98	2.49	1.37	2.48	2.99

1 year	–0.27	–4.26	–0.99	–5.79	–0.93	–1.89	–0.46	–3.70	–0.53	–0.02

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

** The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

14 RetirementReady® Funds

Comparative index returns For periods ended 7/31/16

		Bloomberg Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Annual average
(life of fund) (since 11/1/04)*	7.96%	4.57%

Annual average
(life of fund) (since 5/2/05)**	8.02	4.68

Life of fund	107.61	23.00
Annual average (since 11/30/10)†	13.76	3.72

Life of fund (since 11/30/15)‡	5.97	5.64

10 years	110.89	63.80
Annual average	7.75	5.06

5 years	87.36	19.15
Annual average	13.38	3.57

3 years	37.35	13.25
Annual average	11.16	4.23

1 year	5.61	5.94

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

** Inception date of the Putnam RetirementReady 2050 Fund.

† Inception date of the Putnam RetirementReady 2055 Fund.

‡ Inception date of the Putnam RetirementReady 2060 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $10,012 ($9,522 after contingent deferred sales charge) and $10,012 ($9,914 after contingent deferred sales charge). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $9,683. A $10,000 investment in the fund’s class R and Y shares would have been valued at $10,047 and $10,082, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,802 ($15,702 after contingent deferred sales charge) and $15,820 (contingent deferred sales charge no longer applies). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,472. A $10,000 investment in the fund’s class R and Y shares would have been valued at $16,271 and $16,735, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,441 and $15,209, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,050. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,991 and $16,805, respectively. See first page of performance section for performance calculation method.

16 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,449 and $15,226, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,059. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,995 and $16,816, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,403 and $15,180, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $15,012. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,954 and $16,773, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,099 and $14,877, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,717. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,645 and $16,437, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,626 and $14,406, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $14,250. A $10,000 investment in the fund’s class R and Y shares would have been valued at $15,143 and $15,917, respectively. See first page of performance section for performance calculation method.

18 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $13,972 and $13,756, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $13,607. A $10,000 investment in the fund’s class R and Y shares would have been valued at $14,462 and $15,203, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $13,152 and $12,954, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,815. A $10,000 investment in the fund’s class R and Y shares would have been valued at $13,617 and $14,312, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 19

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,420 and $12,239, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $12,288. A $10,000 investment in the fund’s class R and Y shares would have been valued at $12,854 and $13,517, respectively. See first page of performance section for performance calculation method.

Fund price and distribution information For the 12-month period ended 7/31/16

2060 Fund*

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.1835		$0.1775	$0.1775	$0.1795		$0.1815	$0.1855

Capital gains

Long-term gains	0.0385		0.0385	0.0385	0.0385		0.0385	0.0385

Short-term gains	—		—	—	—		—	—

Total	$0.2220		$0.2160	$0.2160	$0.2180		$0.2200	$0.2240

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

11/30/15	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

7/31/16	9.83	10.43	9.79	9.79	9.81	10.17	9.82	9.85

20 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/16 cont.

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.243000		$0.156000	$0.162000	$0.193000		$0.209000	$0.261000

Capital gains

Long-term gains	0.575624		0.575624	0.575624	0.575624		0.575624	0.575624

Short-term gains	0.087376		0.087376	0.087376	0.087376		0.087376	0.087376

Total	$0.906000		$0.819000	$0.825000	$0.856000		$0.872000	$0.924000

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$11.60	$12.31	$11.50	$11.38	$11.58	$12.00	$11.55	$11.66

7/31/16	10.46	11.10	10.37	10.25	10.44	10.82	10.42	10.53

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.355		$0.230	$0.238	$0.271		$0.227	$0.384

Capital gains	—		—	—	—		—	—

Total	$0.355		$0.230	$0.238	$0.271		$0.227	$0.384

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$17.69	$18.77	$17.45	$17.29	$17.84	$18.49	$17.41	$17.77

7/31/16	17.05	18.09	16.81	16.65	17.20	17.82	16.86	17.14

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.415		$0.309	$0.327	$0.318		$0.288	$0.452

Capital gains	—		—	—	—		—	—

Total	$0.415		$0.309	$0.327	$0.318		$0.288	$0.452

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$19.58	$20.77	$17.89	$17.93	$19.00	$19.69	$20.00	$23.30

7/31/16	18.91	20.06	17.22	17.25	18.35	19.02	19.41	22.61

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.485		$0.345	$0.353	$0.386		$0.313	$0.521

Capital gains	—		—	—	—		—	—

Total	$0.485		$0.345	$0.353	$0.386		$0.313	$0.521

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.26	$22.56	$19.69	$19.44	$20.02	$20.75	$21.80	$24.82

7/31/16	20.58	21.84	19.02	18.76	19.35	20.05	21.23	24.13

RetirementReady® Funds 21

Fund price and distribution information For the 12-month period ended 7/31/16 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.544		$0.393	$0.432	$0.437		$0.390	$0.585

Capital gains	—		—	—	—		—	—

Total	$0.544		$0.393	$0.432	$0.437		$0.390	$0.585

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.53	$22.84	$19.81	$19.78	$20.74	$21.49	$20.67	$24.99

7/31/16	20.85	22.12	19.15	19.08	20.07	20.80	20.10	24.30

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.584		$0.427	$0.436	$0.476		$0.433	$0.621

Capital gains	—		—	—	—		—	—

Total	$0.584		$0.427	$0.436	$0.476		$0.433	$0.621

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.38	$22.68	$20.32	$20.29	$20.75	$21.50	$20.23	$24.34

7/31/16	20.68	21.94	19.64	19.60	20.06	20.79	19.64	23.65

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.547		$0.384	$0.403	$0.440		$0.361	$0.589

Capital gains	—		—	—	—		—	—

Total	$0.547		$0.384	$0.403	$0.440		$0.361	$0.589

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.73	$23.06	$20.29	$20.27	$20.60	$21.35	$20.29	$21.83

7/31/16	21.08	22.37	19.66	19.62	19.96	20.68	19.78	21.19

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.544		$0.388	$0.405	$0.434		$0.439	$0.578

Capital gains	—		—	—	—		—	—

Total	$0.544		$0.388	$0.405	$0.434		$0.439	$0.578

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$19.18	$20.35	$18.45	$18.46	$18.82	$19.50	$18.44	$21.41

7/31/16	18.55	19.68	17.85	17.84	18.21	18.87	17.88	20.79

22 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/16 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	12		1	1	12		11	12

Income	$0.613		$0.531	$0.531	$0.570		$0.569	$0.655

Capital gains	—		—	—	—		—	—

Total	$0.613		$0.531	$0.531	$0.570		$0.569	$0.655

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$17.69	$18.43	$17.45	$17.49	$17.73	$18.33	$17.68	$17.75

7/31/16	17.02	17.73	16.74	16.79	17.07	17.64	17.01	17.08

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/16

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2060 Fund*

Life of fund	–3.20%	–8.76%	–3.66%	–8.37%	–3.66%	–4.61%	–3.44%	–6.82%	–3.32%	–3.07%

2055 Fund**

Life of fund	58.77%	49.64%	52.23%	51.23%	52.18%	52.18%	54.34%	48.94%	56.62%	60.99%
Annual average	8.63	7.49	7.82	7.69	7.81	7.81	8.08	7.40	8.37	8.90

5 years	43.31	35.07	38.02	36.08	37.98	37.98	39.64	34.75	41.54	45.01
Annual average	7.46	6.20	6.66	6.35	6.65	6.65	6.91	6.15	7.20	7.72

3 years	24.49	17.33	21.70	19.00	21.62	21.62	22.58	18.29	23.56	25.41
Annual average	7.58	5.47	6.77	5.97	6.74	6.74	7.02	5.76	7.31	7.84

1 year	–4.28	–9.78	–5.01	–9.41	–5.02	–5.90	–4.74	–8.08	–4.51	–4.01

2050 Fund†

Annual average
(life of fund)	5.60%	5.04%	5.03%	5.03%	4.81%	4.81%	5.06%	4.73%	5.33%	5.86%

10 years	56.43	47.44	47.27	47.27	45.07	45.07	48.73	43.52	52.48	60.33
Annual average	4.58	3.96	3.95	3.95	3.79	3.79	4.05	3.68	4.31	4.83

5 years	44.69	36.37	39.32	37.32	39.37	39.37	41.12	36.18	42.89	46.47
Annual average	7.67	6.40	6.86	6.55	6.87	6.87	7.13	6.37	7.40	7.93

3 years	24.40	17.25	21.59	18.59	21.62	21.62	22.54	18.25	23.41	25.32
Annual average	7.55	5.45	6.73	5.85	6.74	6.74	7.01	5.75	7.26	7.81

1 year	–4.05	–9.56	–4.77	–9.46	–4.76	–5.70	–4.54	–7.88	–4.33	–3.80

RetirementReady® Funds 23

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund

Annual average
(life of fund)	5.72%	5.18%	5.18%	5.18%	4.92%	4.92%	5.19%	4.86%	5.45%	5.98%

10 years	56.69	47.68	47.63	47.63	45.36	45.36	49.00	43.78	52.73	60.61
Annual average	4.59	3.98	3.97	3.97	3.81	3.81	4.07	3.70	4.33	4.85

5 years	43.74	35.48	38.40	36.40	38.43	38.43	40.15	35.24	41.84	45.56
Annual average	7.53	6.26	6.72	6.40	6.72	6.72	6.98	6.22	7.24	7.80

3 years	24.03	16.90	21.25	18.25	21.27	21.27	22.16	17.88	23.08	24.96
Annual average	7.44	5.34	6.64	5.75	6.64	6.64	6.90	5.64	7.17	7.71

1 year	–3.65	–9.19	–4.37	–9.06	–4.37	–5.31	–4.17	–7.52	–3.91	–3.38

2040 Fund

Annual average
(life of fund)	5.68%	5.15%	5.14%	5.14%	4.90%	4.90%	5.15%	4.83%	5.43%	5.95%

10 years	56.65	47.64	47.51	47.51	45.39	45.39	48.96	43.75	52.80	60.59
Annual average	4.59	3.97	3.96	3.96	3.81	3.81	4.07	3.70	4.33	4.85

5 years	42.26	34.08	37.05	35.05	37.03	37.03	38.75	33.89	40.49	44.05
Annual average	7.30	6.04	6.51	6.19	6.50	6.50	6.77	6.01	7.04	7.57

3 years	23.37	16.28	20.72	17.72	20.68	20.68	21.54	17.29	22.48	24.30
Annual average	7.25	5.16	6.48	5.59	6.47	6.47	6.72	5.46	6.99	7.52

1 year	–3.16	–8.73	–3.88	–8.60	–3.89	–4.83	–3.66	–7.03	–3.42	–2.92

2035 Fund

Annual average
(life of fund)	5.45%	4.91%	4.90%	4.90%	4.66%	4.66%	4.92%	4.60%	5.17%	5.71%

10 years	54.29	45.42	45.30	45.30	43.09	43.09	46.71	41.57	50.45	58.16
Annual average	4.43	3.82	3.81	3.81	3.65	3.65	3.91	3.54	4.17	4.69

5 years	38.91	30.92	33.75	31.75	33.75	33.75	35.46	30.72	37.12	40.65
Annual average	6.79	5.54	5.99	5.67	5.99	5.99	6.26	5.50	6.52	7.06

3 years	21.88	14.87	19.18	16.18	19.16	19.16	20.07	15.87	20.98	22.79
Annual average	6.82	4.73	6.02	5.13	6.02	6.02	6.29	5.03	6.56	7.08

1 year	–2.50	–8.11	–3.30	–8.03	–3.26	–4.20	–3.03	–6.42	–2.78	–2.31

2030 Fund

Annual average
(life of fund)	5.12%	4.59%	4.58%	4.58%	4.34%	4.34%	4.59%	4.28%	4.86%	5.38%

10 years	50.25	41.61	41.43	41.43	39.39	39.39	42.87	37.87	46.55	53.98
Annual average	4.16	3.54	3.53	3.53	3.38	3.38	3.63	3.26	3.90	4.41

5 years	34.45	26.72	29.46	27.46	29.52	29.52	31.13	26.54	32.81	36.09
Annual average	6.10	4.85	5.30	4.97	5.31	5.31	5.57	4.82	5.84	6.36

3 years	19.67	12.79	17.04	14.04	17.02	17.02	17.90	13.78	18.78	20.56
Annual average	6.17	4.09	5.38	4.48	5.38	5.38	5.64	4.40	5.91	6.43

1 year	–1.95	–7.59	–2.70	–7.45	–2.65	–3.61	–2.45	–5.86	–2.17	–1.72

24 RetirementReady® Funds

Fund performance as of most recent calendar quarter

Total return for periods ended 6/30/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Annual average
(life of fund)	4.67%	4.14%	4.14%	4.14%	3.89%	3.89%	4.15%	3.83%	4.41%	4.93%

10 years	44.38	36.08	35.95	35.95	33.94	33.94	37.29	32.49	40.80	48.02
Annual average	3.74	3.13	3.12	3.12	2.97	2.97	3.22	2.85	3.48	4.00

5 years	29.76	22.30	24.99	22.99	24.98	24.98	26.55	22.12	28.13	31.43
Annual average	5.35	4.11	4.56	4.22	4.56	4.56	4.82	4.08	5.08	5.62

3 years	16.99	10.27	14.32	11.32	14.39	14.39	15.24	11.21	16.13	17.86
Annual average	5.37	3.31	4.56	3.64	4.58	4.58	4.84	3.60	5.11	5.63

1 year	–1.39	–7.06	–2.12	–6.92	–2.12	–3.08	–1.86	–5.29	–1.63	–1.14

2020 Fund

Annual average
(life of fund)	3.97%	3.44%	3.43%	3.43%	3.19%	3.19%	3.45%	3.14%	3.71%	4.23%

10 years	36.68	28.82	28.79	28.79	26.79	26.79	30.04	25.49	33.25	40.12
Annual average	3.17	2.56	2.56	2.56	2.40	2.40	2.66	2.30	2.91	3.43

5 years	23.85	16.73	19.29	17.29	19.19	19.19	20.77	16.54	22.23	25.38
Annual average	4.37	3.14	3.59	3.24	3.57	3.57	3.85	3.11	4.10	4.63

3 years	13.52	6.99	10.96	7.96	10.96	10.96	11.81	7.90	12.63	14.37
Annual average	4.32	2.28	3.53	2.58	3.53	3.53	3.79	2.57	4.05	4.58

1 year	–1.01	–6.70	–1.70	–6.51	–1.77	–2.73	–1.47	–4.92	–1.25	–0.74

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	2.81%	2.45%	2.28%	2.28%	2.04%	2.04%	2.40%	2.11%	2.55%	3.06%

10 years	30.51	25.29	22.86	22.86	21.04	21.04	25.65	21.57	27.22	33.74
Annual average	2.70	2.28	2.08	2.08	1.93	1.93	2.31	1.97	2.44	2.95

5 years	14.67	10.08	10.37	8.37	10.34	10.34	13.20	9.52	13.18	16.06
Annual average	2.78	1.94	1.99	1.62	1.99	1.99	2.51	1.84	2.51	3.02

3 years	8.51	4.17	6.05	3.07	6.03	6.03	7.67	4.17	7.63	9.24
Annual average	2.76	1.37	1.98	1.01	1.97	1.97	2.49	1.37	2.48	2.99

1 year	–0.65	–4.63	–1.44	–6.22	–1.44	–2.39	–0.90	–4.12	–0.92	–0.40

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

** The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

See the discussion following the fund performance tables on page 14 for information about the calculation of fund performance.

RetirementReady® Funds 25

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2060 Fund

Estimated net expenses for the fiscal year
ended 7/31/15*†	1.01%	1.76%	1.76%	1.51%	1.26%	0.76%

Estimated total annual operating expenses for the
fiscal year ended 7/31/15†	1.67%	2.42%	2.42%	2.17%	1.92%	1.42%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	3.19%	3.94%	3.94%	3.69%	3.44%	2.94%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.59%	2.34%	2.34%	2.09%	1.84%	1.34%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.47%	2.22%	2.22%	1.97%	1.72%	1.22%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.37%	2.12%	2.12%	1.87%	1.62%	1.12%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.12%	1.87%	1.87%	1.62%	1.37%	0.87%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.34%	2.09%	2.09%	1.84%	1.59%	1.09%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

26 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/15*‡	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/15*‡	1.01%	1.76%	1.76%	1.26%	1.26%	0.76%

Total annual operating expenses for the fiscal year
ended 7/31/15‡	1.44%	2.19%	2.19%	1.69%	1.69%	1.19%

Annualized expense ratio for the six-month period
ended 7/31/16#	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios. Restated to reflect investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.

Putnam RetirementReady 2060 Fund	0.64%
Putnam RetirementReady 2055 Fund	0.64%
Putnam RetirementReady 2050 Fund	0.65%
Putnam RetirementReady 2045 Fund	0.66%
Putnam RetirementReady 2040 Fund	0.67%
Putnam RetirementReady 2035 Fund	0.67%
Putnam RetirementReady 2030 Fund	0.64%
Putnam RetirementReady 2025 Fund	0.61%
Putnam RetirementReady 2020 Fund	0.60%
Putnam Retirement Income Fund Lifestyle 1	0.58%

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 11/30/16.

† Other expenses are based on estimated amounts for the current fiscal year. Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangement effective 9/1/16.

‡ Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective 9/1/16.

# For the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

RetirementReady® Funds 27

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/16 to 7/31/16. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2060 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,093.40	$1,090.20	$1,090.20	$1,092.40	$1,093.50	$1,095.70

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,094.10	$1,090.40	$1,090.40	$1,090.90	$1,093.40	$1,095.70

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,094.40	$1,090.10	$1,089.70	$1,091.40	$1,092.70	$1,095.20

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.30	$5.19	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,093.10	$1,089.20	$1,089.70	$1,090.30	$1,091.70	$1,094.40

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.30	$5.19	$5.19	$3.89	$2.60	$—

Ending value (after expenses)	$1,090.60	$1,086.90	$1,086.30	$1,087.70	$1,088.70	$1,091.90

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.29	$5.17	$5.17	$3.88	$2.59	$—

Ending value (after expenses)	$1,083.10	$1,078.90	$1,079.20	$1,080.20	$1,081.80	$1,084.30

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.29	$5.14	$5.14	$3.86	$2.57	$—

Ending value (after expenses)	$1,070.40	$1,066.80	$1,066.40	$1,067.60	$1,069.10	$1,071.60

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.28	$5.10	$5.10	$3.83	$2.56	$—

Ending value (after expenses)	$1,057.20	$1,053.00	$1,052.60	$1,053.90	$1,055.50	$1,057.90

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.07	$3.81	$2.54	$—

Ending value (after expenses)	$1,045.10	$1,041.40	$1,040.80	$1,042.40	$1,043.80	$1,046.30

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.26	$5.04	$5.05	$2.53	$2.53	$—

Ending value (after expenses)	$1,032.70	$1,028.90	$1,029.40	$1,031.30	$1,031.50	$1,033.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

28 RetirementReady® Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/16, use the following calculation method. To find the value of your investment on 2/1/16, call Putnam at 1-800-225-1581.

RetirementReady® Funds 29

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return . You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2060 Fund, 2055 Fund, 2050 Fund
2045 Fund, 2040 Fund, 2035 Fund
2030 Fund, 2025 Fund, 2020 Fund

Expenses paid per $1,000*†	$1.26	$5.02	$5.02	$3.77	$2.51	$—

Ending value (after expenses)	$1,023.62	$1,019.89	$1,019.89	$1,021.13	$1,022.38	$1,024.86

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.26	$5.02	$5.02	$2.51	$2.51	$—

Ending value (after expenses)	$1,023.62	$1,019.89	$1,019.89	$1,022.38	$1,022.38	$1,024.86

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

30 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value

RetirementReady® Funds 31

relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2016, Putnam employees had approximately $495,000,000 and the Trustees had approximately $131,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

32 RetirementReady® Funds

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2016, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to an additional request made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2016, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 24, 2016 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2016. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

RetirementReady® Funds 33

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense

34 RetirementReady® Funds

ratio. In order to support the effort to have fund expenses meet competitive standards, Putnam Management has agreed to reimburse all so-called “other expenses” of your fund (i.e., all expenses excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses (and effective September 1, 2016, also excluding payments under the fund’s investor servicing contract)) through at least November 30, 2017. Putnam Management’s support for this expense reimbursement arrangement was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2015. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Lipper as of December 31, 2015 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

Total
expenses
(quintile)
Putnam RetirementReady 2060 Fund
(“2060 Fund”)	5th

Putnam RetirementReady 2055 Fund
(“2055 Fund”)	5th

Putnam RetirementReady 2050 Fund
(“2050 Fund”)	5th

Putnam RetirementReady 2045 Fund
(“2045 Fund”)	4th

Putnam RetirementReady 2040 Fund
(“2040 Fund”)	3rd

Total
expenses
(quintile)
Putnam RetirementReady 2035 Fund
(“2035 Fund”)	3rd

Putnam RetirementReady 2030 Fund
(“2030 Fund”)	3rd

Putnam RetirementReady 2025 Fund
(“2025 Fund”)	3rd

Putnam RetirementReady 2020 Fund
(“2020 Fund”)	3rd

Putnam Retirement Income Fund Lifestyle 1
(“Lifestyle 1 Fund”)	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing

RetirementReady® Funds 35

between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, sub-advised third-party mutual funds, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2015 was a year of mixed performance results for the Putnam funds, with generally strong results for the international equity, global sector and global asset allocation funds, but generally disappointing results for the U.S. and small-cap equity, Spectrum and fixed income funds. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 18th-best performing mutual fund complex out of 58 complexes for the five-year period ended December 31, 2015. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2015 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s

36 RetirementReady® Funds

total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A shares net return was negative over the one-year period ended December 31, 2015 and positive over the three-year and five-year periods ended December 31, 2015. In the case of each of the other Putnam RetirementReady® Funds (with the exception of the 2060 Fund, which has not yet completed a full year of operation), the Trustees considered information about the fund’s total return and its performance relative to its custom internal benchmark for the one-year, three-year, and five-year periods ended December 31, 2015. Over the one-year period, the class A share net return was negative for each fund; exceeded the internal benchmark for the 2040 Fund and 2050 Fund; approximated the internal benchmark for the 2045 Fund and 2055 Fund; and lagged the internal benchmark for the 2020 Fund, 2025 Fund, 2030 Fund, and 2035 Fund. Over the three-year and five-year periods, each fund’s class A share net return was positive and exceeded the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and

RetirementReady® Funds 37

its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

38 RetirementReady® Funds

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type/and industry sector, country, or state to show areas of concentration and/diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were/earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 39

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam RetirementReady® Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Putnam RetirementReady Funds (Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam Retirement Income Fund Lifestyle 1) (collectively the “funds”) at July 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 2016 by correspondence with the transfer agent provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 23, 2016

40 RetirementReady® Funds

The funds’ portfolios 7/31/16

Putnam RetirementReady 2060 Fund	Shares	Value

Absolute Return Funds (9.9%)*
Putnam Absolute Return 100 Fund Class Y †††	48	$480

Putnam Absolute Return 500 Fund Class Y †††	195	2,113

Putnam Absolute Return 700 Fund Class Y †††	640	7,238

Total Absolute Return Funds (cost $10,176)		$9,831

Asset Allocation Funds (89.7%)*
Putnam Dynamic Asset Allocation Equity Fund Class Y †††	6,388	$72,827

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,017	15,828

Total Asset Allocation Funds (cost $88,658)		$88,655

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	424	$424

Total Fixed Income Funds (cost $424)		$424

Total Investments (cost $99,258)		$98,910

* Percentages indicated are based on net assets of $98,868.

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.2%)*
Putnam Absolute Return 100 Fund Class Y †††	6,583	$65,894

Putnam Absolute Return 500 Fund Class Y †††	19,159	207,105

Putnam Absolute Return 700 Fund Class Y †††	62,702	709,163

Total Absolute Return Funds (cost $1,010,136)		$982,162

Asset Allocation Funds (89.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class Y †††	623,081	$7,103,125

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	99,503	1,548,259

Total Asset Allocation Funds (cost $8,600,270)		$8,651,384

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	43,062	$43,062

Total Fixed Income Funds (cost $43,062)		$43,062

Total Investments (cost $9,653,468)		$9,676,608

* Percentages indicated are based on net assets of $9,674,869.

RetirementReady® Funds 41

The funds’ portfolios 7/31/16 cont.

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.6%)*
Putnam Absolute Return 100 Fund Class Y †††	45,950	$459,963

Putnam Absolute Return 500 Fund Class Y †††	78,034	843,549

Putnam Absolute Return 700 Fund Class Y †††	255,520	2,889,932

Total Absolute Return Funds (cost $4,334,636)		$4,193,444

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class Y †††	2,039,863	$23,254,440

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	761,779	11,853,287

Total Asset Allocation Funds (cost $34,915,277)		$35,107,727

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	170,849	$170,849

Total Fixed Income Funds (cost $170,849)		$170,849

Total Investments (cost $39,420,762)		$39,472,020

* Percentages indicated are based on net assets of $39,459,716.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.4%)*
Putnam Absolute Return 100 Fund Class Y †††	86,412	$864,986

Putnam Absolute Return 500 Fund Class Y †††	88,034	951,645

Putnam Absolute Return 700 Fund Class Y †††	288,194	3,259,469

Total Absolute Return Funds (cost $5,240,455)		$5,076,100

Asset Allocation Funds (88.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,600,234	$18,242,668

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,344,819	20,925,389

Total Asset Allocation Funds (cost $38,977,486)		$39,168,057

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	193,788	$193,788

Total Fixed Income Funds (cost $193,788)		$193,788

Total Investments (cost $44,411,729)		$44,437,945

* Percentages indicated are based on net assets of $44,429,456.

42 RetirementReady® Funds

The funds’ portfolios 7/31/16 cont.

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (13.8%)*
Putnam Absolute Return 100 Fund Class Y †††	247,689	$2,479,366

Putnam Absolute Return 500 Fund Class Y †††	330,384	3,571,455

Putnam Absolute Return 700 Fund Class Y †††	705,148	7,975,225

Total Absolute Return Funds (cost $14,422,314)		$14,026,046

Asset Allocation Funds (85.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,494,321	$17,035,258

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	4,465,447	69,482,359

Total Asset Allocation Funds (cost $85,898,826)		$86,517,617

Fixed Income Funds (1.2%)*
Putnam Money Market Fund Class A †††	1,230,274	$1,230,274

Total Fixed Income Funds (cost $1,230,274)		$1,230,274

Total Investments (cost $101,551,414)		$101,773,937

* Percentages indicated are based on net assets of $101,754,485.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (18.8%)*
Putnam Absolute Return 100 Fund Class Y †††	181,712	$1,818,939

Putnam Absolute Return 300 Fund Class Y †††	90,944	875,795

Putnam Absolute Return 500 Fund Class Y †††	336,595	3,638,588

Putnam Absolute Return 700 Fund Class Y †††	678,791	7,677,130

Total Absolute Return Funds (cost $14,561,671)		$14,010,452

Asset Allocation Funds (78.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	528,918	$7,436,584

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	3,273,551	50,936,460

Total Asset Allocation Funds (cost $59,034,452)		$58,373,044

Fixed Income Funds (2.7%)*
Putnam Money Market Fund Class A †††	1,987,355	$1,987,355

Total Fixed Income Funds (cost $1,987,355)		$1,987,355

Total Investments (cost $75,583,478)		$74,370,851

* Percentages indicated are based on net assets of $74,356,698.

RetirementReady® Funds 43

The funds’ portfolios 7/31/16 cont.

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (27.0%)*
Putnam Absolute Return 100 Fund Class Y †††	507,262	$5,077,690

Putnam Absolute Return 300 Fund Class Y †††	646,555	6,226,320

Putnam Absolute Return 500 Fund Class Y †††	783,143	8,465,780

Putnam Absolute Return 700 Fund Class Y †††	1,679,807	18,998,614

Total Absolute Return Funds (cost $39,941,104)		$38,768,404

Asset Allocation Funds (69.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	4,103,201	$57,691,008

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,717,217	42,279,903

Total Asset Allocation Funds (cost $99,798,222)		$99,970,911

Fixed Income Funds (3.4%)*
Putnam Money Market Fund Class A †††	4,826,257	$4,826,257

Total Fixed Income Funds (cost $4,826,257)		$4,826,257

Total Investments (cost $144,565,583)		$143,565,572

* Percentages indicated are based on net assets of $143,537,235.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (36.4%)*
Putnam Absolute Return 100 Fund Class Y †††	387,567	$3,879,541

Putnam Absolute Return 300 Fund Class Y †††	722,178	6,954,575

Putnam Absolute Return 500 Fund Class Y †††	763,752	8,256,164

Putnam Absolute Return 700 Fund Class Y †††	1,004,757	11,363,800

Total Absolute Return Funds (cost $31,663,013)		$30,454,080

Asset Allocation Funds (59.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	3,209,557	$45,126,370

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	402,541	4,178,376

Total Asset Allocation Funds (cost $49,783,891)		$49,304,746

Fixed Income Funds (4.6%)*
Putnam Money Market Fund Class A †††	3,810,316	$3,810,316

Total Fixed Income Funds (cost $3,810,316)		$3,810,316

Total Investments (cost $85,257,220)		$83,569,142

* Percentages indicated are based on net assets of $83,553,079.

44 RetirementReady® Funds

The funds’ portfolios 7/31/16 cont.

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (47.0%)*
Putnam Absolute Return 100 Fund Class Y †††	827,246	$8,280,735

Putnam Absolute Return 300 Fund Class Y †††	1,811,834	17,447,964

Putnam Absolute Return 500 Fund Class Y †††	2,554,243	27,611,365

Putnam Absolute Return 700 Fund Class Y †††	1,067,213	12,070,183

Total Absolute Return Funds (cost $66,869,346)		$65,410,247

Asset Allocation Funds (47.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	2,510,478	$35,297,317

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	2,922,978	30,340,515

Total Asset Allocation Funds (cost $65,584,934)		$65,637,832

Fixed Income Funds (5.8%)*
Putnam Money Market Fund Class A †††	8,139,538	$8,139,538

Total Fixed Income Funds (cost $8,139,538)		$8,139,538

Total Investments (cost $140,593,818)		$139,187,617

* Percentages indicated are based on net assets of $139,157,217.

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (59.8%)*
Putnam Absolute Return 100 Fund Class Y †††	680,314	$6,809,947

Putnam Absolute Return 300 Fund Class Y †††	1,655,351	15,941,030

Putnam Absolute Return 500 Fund Class Y †††	2,100,534	22,706,778

Total Absolute Return Funds (cost $47,482,947)		$45,457,755

Asset Allocation Funds (34.3%)*
Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	2,510,182	$26,055,687

Total Asset Allocation Funds (cost $26,756,225)		$26,055,687

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	4,463,911	$4,463,911

Total Fixed Income Funds (cost $4,463,911)		$4,463,911

Total Investments (cost $78,703,083)		$75,977,353

* Percentages indicated are based on net assets of $75,960,986.

RetirementReady® Funds 45

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2015 through July 31, 2016, except Putnam RetirementReady 2060 Fund, which was for the period November 30, 2015 (commencement of operations) to July 31, 2016, (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

The preceding portfolio tables reflect positions held at period end. For a complete listing of positions held during the reporting period, please see Note 6.

††† Affiliated Company (Note 6).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2060 Fund	$98,910	$—	$—	$98,910

Putnam RetirementReady 2055 Fund	9,676,608	—	—	9,676,608

Putnam RetirementReady 2050 Fund	39,472,020	—	—	39,472,020

Putnam RetirementReady 2045 Fund	44,437,945	—	—	44,437,945

Putnam RetirementReady 2040 Fund	101,773,937	—	—	101,773,937

Putnam RetirementReady 2035 Fund	74,370,851	—	—	74,370,851

Putnam RetirementReady 2030 Fund	143,565,572	—	—	143,565,572

Putnam RetirementReady 2025 Fund	83,569,142	—	—	83,569,142

Putnam RetirementReady 2020 Fund	139,187,617	—	—	139,187,617

Putnam Retirement Income Fund Lifestyle 1	75,977,353	—	—	75,977,353

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the funds’ net assets measured as of the end of the period.

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statements of assets and liabilities 7/31/16

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$98,910	$9,676,608	$39,472,020	$44,437,945	$101,773,937

Receivable for income
distributions from underlying
Putnam Fund shares	—	—	2	2	21

Receivable for shares of
the fund sold	646	68,200	124,810	407,840	293,302

Receivable for investments sold	3	337	159,374	747,480	489,382

Unamortized offering costs (Note 1)	36,777	—	—	—	—

Receivable from Manager (Note 2)	74,951	6,879	18,354	17,897	35,662

Total assets	211,287	9,752,024	39,774,560	45,611,164	102,592,304

LIABILITIES

Payable for shares of
the fund repurchased	—	—	25,212	319,631	106,487

Payable for investments
purchased	650	68,547	263,631	835,603	676,217

Payable for distribution fees
(Note 2)	42	1,729	7,647	8,577	19,453

Payable for auditing and tax fee	26	2,542	12,020	12,881	29,806

Payable for offering costs
(Note 1)	109,613	—	—	—	—

Other accrued expenses	2,088	4,337	6,334	5,016	5,856

Total liabilities	112,419	77,155	314,844	1,181,708	837,819
Net assets	$98,868	$9,674,869	$39,459,716	$44,429,456	$101,754,485

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$98,363	$10,043,772	$41,844,163	$50,210,135	$108,980,455

Undistributed net investment
income (Distributions in excess of
net investment income) (Note 1)	—	(10,836)	2	236,552	178,405

Accumulated net realized
gain (loss) on investments (Note 1)	853	(381,207)	(2,435,707)	(6,043,447)	(7,626,898)

Net unrealized appreciation
(depreciation) of investments	(348)	23,140	51,258	26,216	222,523

Total — Representing net
assets applicable to
capital outstanding	$98,868	$9,674,869	$39,459,716	$44,429,456	$101,754,485

(Continued on next page)

Retirement Ready® Funds 47

Statements of assets and liabilities 7/31/16 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$22,629	$4,782,802	$29,338,946	$31,243,142	$84,164,447

Number of shares outstanding	2,301	457,051	1,721,153	1,652,116	4,089,910

Net asset value and redemption price	$9.83	$10.46	$17.05	$18.91	$20.58

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$10.43	$11.10	$18.09	$20.06	$21.84

Computation of net asset value and offering price Class B
Net Assets	$10,739	$77,074	$453,444	$546,710	$763,688

Number of shares outstanding	1,097	7,429	26,977	31,741	40,161

Net asset value and offering price ***	$9.79	$10.37	$16.81	$17.22	$19.02

Computation of net asset value and offering price Class C
Net Assets	$22,029	$654,988	$664,381	$1,097,556	$825,559

Number of shares outstanding	2,250	63,921	39,899	63,643	44,008

Net asset value and offering price ***	$9.79	$10.25	$16.65	$17.25	$18.76

Computation of net asset value, offering price and redemption price Class M
Net Assets	$10,030	$56,691	$124,170	$167,400	$159,993

Number of shares outstanding	1,023	5,428	7,221	9,121	8,269

Net asset value and redemption price	$9.81†	$10.44	$17.20	$18.35	$19.35

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$10.17	$10.82	$17.82	$19.02	$20.05

Computation of net asset value, offering price and redemption price Class R
Net Assets	$10,046	$272,570	$1,364,676	$1,572,652	$2,034,353

Number of shares outstanding	1,023	26,160	80,959	81,007	95,814

Net asset value, offering price
and redemption value	$9.82	$10.42	$16.86	$19.41	$21.23

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$23,395	$3,830,744	$7,514,099	$9,801,996	$13,806,445

Number of shares outstanding	2,376	363,713	438,375	433,500	572,254

Net asset value, offering price
and redemption value	$9.85	$10.53	$17.14	$22.61	$24.13

Cost of investments (Note 1)	$99,258	$9,653,468	$39,420,762	$44,411,729	$101,551,414

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

48 Retirement Ready® Funds

Statements of assets and liabilities 7/31/16 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$74,370,851	$143,565,572	$83,569,142	$139,187,617	$75,977,353

Receivable for income
distributions from underlying
Putnam Fund shares	29	287	76	622	69

Receivable for shares of
the fund sold	157,833	547,690	116,123	132,143	52,843

Receivable for investments sold	179,560	808,836	152,393	321,718	107,108

Receivable from Manager (Note 2) 28,559		49,623	31,874	47,168	34,780

Total assets	74,736,832	144,972,008	83,869,608	139,689,268	76,172,153

LIABILITIES

Payable for shares of the
fund repurchased	12,865	140,109	20,253	101,301	74,745

Payable for investments
purchased	324,559	1,216,493	248,346	352,808	85,277

Payable for distribution fees
(Note 2)	14,151	28,548	16,056	30,774	16,465

Payable for auditing and tax fee	22,817	42,806	25,331	39,452	20,218

Other accrued expenses	5,742	6,817	6,543	7,716	14,462

Total liabilities	380,134	1,434,773	316,529	532,051	211,167

Net assets	$74,356,698	$143,537,235	$83,553,079	$139,157,217	$75,960,986

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$84,943,637	$158,202,624	$103,314,074	$164,730,859	$104,456,592

Undistributed net investment
income (Note 1)	591,303	907,068	1,312,069	1,569,721	6,841

Accumulated net realized loss
on investments (Note 1)	(9,965,615)	(14,572,446)	(19,384,986)	(25,737,162)	(25,776,717)

Net unrealized depreciation
of investments	(1,212,627)	(1,000,011)	(1,688,078)	(1,406,201)	(2,725,730)

Total — Representing net
assets applicable to
capital outstanding	$74,356,698	$143,537,235	$83,553,079	$139,157,217	$75,960,986

(Continued on next page)

Retirement Ready® Funds 49

Statements of assets and liabilities 7/31/16 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$51,869,481	$122,276,601	$60,362,988	$127,482,376	$63,447,167

Number of shares outstanding	2,487,584	5,914,147	2,864,105	6,871,553	3,726,940

Net asset value and
redemption price	$20.85	$20.68	$21.08	$18.55	$17.02

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$22.12	$21.94	$22.37	$19.68	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value) **	N/A	N/A	N/A	N/A	$17.73

Computation of net asset value and offering price Class B
Net Assets	$1,166,758	$1,250,834	$1,082,068	$1,151,387	$1,093,808

Number of shares outstanding	60,923	63,701	55,045	64,512	65,332

Net asset value and offering price *** $19.15		$19.64	$19.66	$17.85	$16.74

Computation of net asset value and offering price Class C
Net Assets	$1,549,111	$1,514,563	$1,850,815	$2,092,233	$1,851,956

Number of shares outstanding	81,194	77,269	94,322	117,252	110,329

Net asset value and offering price ***	$19.08	$19.60	$19.62	$17.84	$16.79

Computation of net asset value, offering price and redemption price Class M
Net Assets	$473,207	$273,388	$239,624	$179,943	$527,553

Number of shares outstanding	23,574	13,627	12,003	9,879	30,906

Net asset value and
redemption price	$20.07	$20.06	$19.96	$18.21	$17.07

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$20.80	$20.79	$20.68	$18.87	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value) *	N/A	N/A	N/A	N/A	$17.64

Computation of net asset value, offering price and redemption price Class R
Net Assets	$2,000,210	$2,915,997	$2,458,233	$3,269,182	$1,438,788

Number of shares outstanding	99,530	148,455	124,259	182,846	84,564

Net asset value, offering price
and redemption value	$20.10	$19.64	$19.78	$17.88	$17.01

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$17,297,931	$15,305,852	$17,559,351	$4,982,096	$7,601,714

Number of shares outstanding	711,708	647,150	828,632	239,597	445,030

Net asset value, offering price
and redemption value	$24.30	$23.65	$21.19	$20.79	$17.08

Cost of investments (Note 1)	$75,583,478	$144,565,583	$85,257,220	$140,593,818	$78,703,083

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

50 Retirement Ready® Funds

Statements of operations Year ended 7/31/16*

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,034	$115,009	$589,555	$661,604	$1,745,896

EXPENSES

Distribution fees (Note 2)	258	17,508	76,181	86,578	190,103

Auditing and tax fees	26	2,542	12,020	12,881	29,806

Blue sky expense	4,879	69,679	69,678	70,180	69,734

Amortization of offering costs
(Note 1)	74,162	—	—	—	—

Other	2,199	6,148	9,418	8,931	13,429

Fees waived and reimbursed by
Manager (Note 2)	(81,266)	(78,369)	(91,116)	(91,992)	(112,969)

Total expenses	258	17,508	76,181	86,578	190,103

Net investment income	776	97,501	513,374	575,026	1,555,793

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(257)	(267,873)	(1,767,651)	(1,929,103)	(4,352,966)

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	1,650	186,412	973,595	1,115,861	2,884,702

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares
during the period	(348)	46,090	449,257	464,933	918,978

Net gain (loss) on investments	1,045	(35,371)	(344,799)	(348,309)	(549,286)

Net increase in net assets resulting
from operations	$1,821	$62,130	$168,575	$226,717	$1,006,507

* Except for Putnam RetirementReady 2060 Fund, which is for the period 11/30/15 (commencement of operations) to 7/31/16.

Retirement Ready® Funds 51

Statements of operations Year ended 7/31/16 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,511,307	$3,042,473	$1,992,732	$3,304,621	$2,244,786

EXPENSES

Distribution fees (Note 2)	149,428	285,837	169,540	288,767	147,683

Auditing and tax fees	22,817	42,806	25,331	39,452	14,392

Blue sky expense	69,994	70,423	69,841	70,373	74,497

Other	9,850	14,882	10,700	11,833	24,827

Fees waived and reimbursed by
Manager (Note 2)	(102,661)	(128,111)	(105,872)	(121,658)	(113,716)

Total expenses	149,428	285,837	169,540	288,767	147,683

Net investment income	1,361,879	2,756,636	1,823,192	3,015,854	2,097,103

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(1,880,005)	(4,380,059)	(468,023)	(3,482,330)	(1,359,462)

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	2,286,549	4,026,934	2,260,705	2,854,960	1,522,382

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(1,538,867)	(1,344,277)	(3,477,940)	(1,482,842)	(1,959,755)

Net loss on investments	(1,132,323)	(1,697,402)	(1,685,258)	(2,110,212)	(1,796,835)

Net increase in net assets
resulting from operations	$229,556	$1,059,234	$137,934	$905,642	$300,268

The accompanying notes are an integral part of these financial statements.

52 Retirement Ready® Funds

Statements of changes in net assets

For the period 11/30/15
Putnam RetirementReady 2060 Fund —	(commencement of operations)
TOTAL INCREASE IN NET ASSETS	to 7/31/16

Operations:
Net investment income	$776

Net realized gain on underlying Putnam Fund shares	1,393

Net unrealized depreciation on underlying Putnam Fund shares	(348)

Net increase in net assets resulting from operations	1,821

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(183)

Class B	(178)

Class C	(178)

Class M	(180)

Class R	(181)

Class Y	(185)

From net realized long-term gain on investments
Class A	(39)

Class B	(38)

Class C	(38)

Class M	(38)

Class R	(39)

Class Y	(39)

Increase from capital share transactions (Note 4)	38,363

Total increase in net assets	38,868

NET ASSETS

Beginning of period (Note 5)	60,000

End of year	$98,868

Retirement Ready® Funds 53

Statements of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$97,501	$40,245

Net realized gain (loss) on underlying Putnam Fund shares	(81,461)	334,729*

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	46,090	(88,117)*

Net increase in net assets resulting from operations	62,130	286,857

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(82,110)	(51,880)

Class B	(1,182)	(3,138)

Class C	(8,364)	(19,089)

Class M	(810)	(1,407)

Class R	(4,456)	(8,480)

Class Y	(47,359)	(61,439)

Net realized short-term gain on investments

Class A	(29,524)	(19)

Class B	(662)	(1)

Class C	(4,512)	(8)

Class M	(367)	(1)

Class R	(1,863)	(3)

Class Y	(15,854)	(21)

From net realized long-term gain on investments
Class A	(194,505)	(76,019)

Class B	(4,360)	(5,273)

Class C	(29,720)	(31,471)

Class M	(2,414)	(2,358)

Class R	(12,273)	(12,804)

Class Y	(104,449)	(87,035)

Increase from capital share transactions (Note 4)	4,837,367	3,054,850

Total increase in net assets	4,354,713	2,981,261

NET ASSETS

Beginning of year	5,320,156	2,338,895

End of year	$9,674,869	$5,320,156

Distributions in excess of net investment income,
respectively, end of period	$(10,836)	$—

* Revised See Note 3

54 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$513,374	$225,134

Net realized gain (loss) on underlying Putnam Fund shares	(794,056)	2,596,140*

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	449,257	(1,338,111)*

Net increase in net assets resulting from operations	168,575	1,483,163

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(481,818)	(404,643)

Class B	(4,996)	(13,255)

Class C	(8,914)	(20,186)

Class M	(1,469)	(2,959)

Class R	(18,532)	(138,918)

Class Y	(159,617)	(234,206)

Increase from capital share transactions (Note 4)	13,608,421	13,517,961

Total increase in net assets	13,101,650	14,186,957

NET ASSETS

Beginning of year	26,358,066	12,171,109

End of year	$39,459,716	$26,358,066

Undistributed net investment income, respectively,
end of period	$2	$4,823

* Revised See Note 3

Retirement Ready® Funds 55

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$575,026	$339,038

Net realized gain (loss) on underlying Putnam Fund shares	(813,242)	3,438,108*

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	464,933	(1,785,202)*

Net increase in net assets resulting from operations	226,717	1,991,944

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(537,989)	(643,052)

Class B	(7,817)	(13,122)

Class C	(19,045)	(23,808)

Class M	(2,774)	(6,319)

Class R	(23,595)	(143,623)

Class Y	(133,310)	(259,055)

Increase from capital share transactions (Note 4)	13,686,565	11,835,159

Total increase in net assets	13,188,752	12,738,124

NET ASSETS

Beginning of year	31,240,704	18,502,580

End of year	$44,429,456	$31,240,704

Undistributed net investment income, respectively, end of period	$236,552	$236,816

* Revised See Note 3

56 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$1,555,793	$616,597

Net realized gain (loss) on underlying Putnam Fund shares	(1,468,264)	5,678,965*

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	918,978	(3,113,590)*

Net increase in net assets resulting from operations	1,006,507	3,181,972

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,550,709)	(1,188,617)

Class B	(13,043)	(26,523)

Class C	(15,916)	(29,371)

Class M	(2,323)	(4,329)

Class R	(28,033)	(179,576)

Class Y	(271,074)	(321,886)

Increase from capital share transactions (Note 4)	37,476,158	38,750,298

Total increase in net assets	36,601,567	40,181,968

NET ASSETS

Beginning of year	65,152,918	24,970,950

End of year	$101,754,485	$65,152,918

Undistributed net investment income, respectively, end of period	$178,405	$207,524

* Revised See Note 3

Retirement Ready® Funds 57

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$1,361,879	$699,691

Net realized gain on underlying Putnam Fund shares	406,544	5,913,052*

Net unrealized depreciation on underlying Putnam Fund shares	(1,538,867)	(3,321,464)*

Net increase in net assets resulting from operations	229,556	3,291,279

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,168,249)	(843,997)

Class B	(24,078)	(36,926)

Class C	(31,226)	(30,960)

Class M	(9,847)	(9,658)

Class R	(37,160)	(162,609)

Class Y	(311,739)	(375,537)

Increase from capital share transactions (Note 4)	18,259,919	20,270,327

Total increase in net assets	16,907,176	22,101,919

NET ASSETS

Beginning of year	57,449,522	35,347,603

End of year	$74,356,698	$57,449,522

Undistributed net investment income, respectively, end of period	$591,303	$592,333

* Revised See Note 3

58 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$2,756,636	$939,936

Net realized gain (loss) on underlying Putnam Fund shares	(353,125)	7,357,359*

Net unrealized depreciation on underlying Putnam Fund shares	(1,344,277)	(3,991,878)*

Net increase in net assets resulting from operations	1,059,234	4,305,417

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,651,116)	(865,997)

Class B	(27,155)	(19,319)

Class C	(30,266)	(22,003)

Class M	(5,964)	(3,952)

Class R	(77,899)	(160,399)

Class Y	(388,255)	(273,623)

Increase from capital share transactions (Note 4)	48,762,931	49,219,971

Total increase in net assets	46,641,510	52,180,095

NET ASSETS

Beginning of year	96,895,725	44,715,630

End of year	$143,537,235	$96,895,725

Undistributed net investment income, respectively, end of period	$907,068	$788,237

* Revised See Note 3

Retirement Ready® Funds 59

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$1,823,192	$770,278

Net realized gain on underlying Putnam Fund shares	1,792,682	4,510,607*

Net unrealized depreciation on underlying Putnam Fund shares	(3,477,940)	(1,948,865)*

Net increase in net assets resulting from operations	137,934	3,332,020

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,320,536)	(411,276)

Class B	(20,683)	(6,806)

Class C	(32,318)	(8,980)

Class M	(4,489)	(1,811)

Class R	(41,389)	(66,220)

Class Y	(344,940)	(165,925)

Increase from capital share transactions (Note 4)	22,665,041	14,574,617

Total increase in net assets	21,038,620	17,245,619

NET ASSETS

Beginning of year	62,514,459	45,268,840

End of year	$83,553,079	$62,514,459

Undistributed net investment income, respectively, end of period	$1,312,069	$867,440

* Revised See Note 3

60 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$3,015,854	$869,587

Net realized gain (loss) on underlying Putnam Fund shares	(627,370)	4,252,488*

Net unrealized depreciation on underlying Putnam Fund shares	(1,482,842)	(2,279,870)*

Net increase in net assets resulting from operations	905,642	2,842,205

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,728,022)	(496,869)

Class B	(24,122)	(3,670)

Class C	(43,632)	(9,997)

Class M	(3,959)	(1,061)

Class R	(78,835)	(50,119)

Class Y	(141,521)	(57,106)

Increase from capital share transactions (Note 4)	55,795,570	44,321,662

Total increase in net assets	53,681,121	46,545,045

NET ASSETS

Beginning of year	85,476,096	38,931,051

End of year	$139,157,217	$85,476,096

Undistributed net investment income, respectively, end of period	$1,569,721	$1,038,389

* Revised See Note 3

Retirement Ready® Funds 61

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Year ended 7/31/16	Year ended 7/31/15

Operations:
Net investment income	$2,097,103	$351,705

Net realized gain on underlying Putnam Fund shares	162,920	835,237*

Net unrealized depreciation on underlying Putnam Fund shares	(1,959,755)	(456,957)*

Net increase in net assets resulting from operations	300,268	729,985

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,065,539)	(409,624)

Class B	(35,285)	(5,811)

Class C	(50,235)	(15,290)

Class M	(17,081)	(7,197)

Class R	(51,719)	(18,453)

Class Y	(233,704)	(32,142)

Increase from capital share transactions (Note 4)	56,566,089	2,191,571

Total increase in net assets	54,412,794	2,433,039

NET ASSETS

Beginning of year	21,548,192	19,115,153

End of year	$75,960,986	$21,548,192

Undistributed net investment income, respectively, end of period	$6,841	$30,331

* Revised See Note 3

The accompanying notes are an integral part of these financial statements.

62 Retirement Ready® Funds

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RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2060 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2016†	$10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	$9.83	.59*	$23	.17*	1.02*	4*

Class B
July 31, 2016†	$10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	$9.79	.12*	$11	.67*	1.11*	4*

Class C
July 31, 2016†	$10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	$9.79	.12*	$22	.67*	.61*	4*

Class M
July 31, 2016†	$10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	$9.81	.34*	$10	.50*	1.31*	4*

Class R
July 31, 2016†	$10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	$9.82	.47*	$10	.33*	1.47*	4*

Class Y
July 31, 2016†	$10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	$9.85	.82*	$23	—*	1.20*	4*

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
July 31, 2016	$11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	$10.46	(1.77)	$4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69 [g]
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	71 [g]
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	54 [g]
July 31, 2012	10.09	.02	(.02)	—e	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167

Class B
July 31, 2016	$11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	$10.37	(2.51)	$77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69 [g]
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	71 [g]
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	54 [g]
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167

Class C
July 31, 2016	$11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	$10.25	(2.48)	$655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69 [g]
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	71 [g]
July 31, 2013	9.65	—e	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	54 [g]
July 31, 2012	10.05	(.06)	—e	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167

Class M
July 31, 2016	$11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	$10.44	(2.24)	$57.75		.95	38
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69 [g]
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	71 [g]
July 31, 2013	9.72	— [e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	54 [g]
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167

Class R
July 31, 2016	$11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	$10.42	(2.00)	$273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69 [g]
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	71 [g]
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	54 [g]
July 31, 2012	10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167

Class Y
July 31, 2016	$11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	$10.53	(1.50)	$3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69 [g]
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	71 [g]
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	54 [g]
July 31, 2012	10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$17.69	.25	(.53)	(.28)	(.36)	(.36)	$17.05	(1.54)	$29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	(.86)	17.69	9.43	16,701.25		1.11	40 [g]
July 31, 2014	15.22	.12	2.06	2.18	(.41)	(.41)	16.99	14.45	4,423.25		.76	54 [g]
July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	15.22	22.52	4,133.25		.87	44 [g]
July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	12.58	1.60	3,590.25		.19	61

Class B
July 31, 2016	$17.45	.13	(.54)	(.41)	(.23)	(.23)	$16.81	(2.31)	$453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	(.73)	17.45	8.65	334	1.00	.61	40 [g]
July 31, 2014	15.05	— [e]	2.03	2.03	(.32)	(.32)	16.76	13.57	284	1.00	(.01)	54 [g]
July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	15.05	21.54	197	1.00	.06	44 [g]
July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	12.45	.82	144	1.00	(.54)	61

Class C
July 31, 2016	$17.29	.14	(.54)	(.40)	(.24)	(.24)	$16.65	(2.29)	$664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	(.75)	17.29	8.58	575	1.00	.60	40 [g]
July 31, 2014	14.96	.01	2.01	2.02	(.34)	(.34)	16.64	13.58	409	1.00	.04	54 [g]
July 31, 2013	12.39	— [e]	2.66	2.66	(.09)	(.09)	14.96	21.60	210	1.00	(.02)	44 [g]
July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	12.39	.84	115	1.00	(.57)	61

Class M
July 31, 2016	$17.84	.16	(.53)	(.37)	(.27)	(.27)	$17.20	(2.02)	$124.75		.96	41
July 31, 2015	17.14	.14	1.35	1.49	(.79)	(.79)	17.84	8.90	87.75		.77	40 [g]
July 31, 2014	15.37	.03	2.09	2.12	(.35)	(.35)	17.14	13.85	52.75		.15	54 [g]
July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	15.37	21.83	31.75		.26	44 [g]
July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	12.71	1.13	18.75		(.48)	61

Class R
July 31, 2016	$17.41	.19	(.51)	(.32)	(.23)	(.23)	$16.86	(1.81)	$1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	(.82)	17.41	9.22	3,088.50		1.16	40 [g]
July 31, 2014	15.00	.07	2.03	2.10	(.38)	(.38)	16.72	14.13	2,553.50		.43	54 [g]
July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	15.00	22.19	2,123.50		.53	44 [g]
July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	12.41	1.28	1,008.50		(.06)	61

Class Y
July 31, 2016	$17.77	.31	(.56)	(.25)	(.38)	(.38)	$17.14	(1.31)	$7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	(.89)	17.77	9.69	5,574	—	1.54	40 [g]
July 31, 2014	15.27	.18	2.05	2.23	(.45)	(.45)	17.05	14.73	4,450	—	1.08	54 [g]
July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	15.27	22.81	3,966	—	.97	44 [g]
July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	12.62	1.83	2,403	—	.41	61

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$19.58	.30	(.55)	(.25)	(.42)	(.42)	$18.91	(1.23)	$31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	(.96)	19.58	9.14	20,065.25		1.30	38 [g]
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	55 [g]
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	16.77	21.70	7,036.25		.90	42 [g]
July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	14.14	1.62	6,053.25		.29	47

Class B
July 31, 2016	$17.89	.14	(.50)	(.36)	(.31)	(.31)	$17.22	(1.97)	$547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	(.83)	17.89	8.31	420	1.00	.67	38 [g]
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	55 [g]
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	15.43	20.81	230	1.00	.29	42 [g]
July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	13.06	.84	215	1.00	(.55)	47

Class C
July 31, 2016	$17.93	.14	(.49)	(.35)	(.33)	(.33)	$17.25	(1.91)	$1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	(.87)	17.93	8.33	864	1.00	.59	38 [g]
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	55 [g]
July 31, 2013	13.16	—e	2.69	2.69	(.34)	(.34)	15.51	20.85	248	1.00	.02	42 [g]
July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	13.16	.84	62	1.00	(.53)	47

Class M
July 31, 2016	$19.00	.22	(.55)	(.33)	(.32)	(.32)	$18.35	(1.69)	$167.75		1.24	38
July 31, 2015	18.36	.17	1.37	1.54	(.90)	(.90)	19.00	8.56	161.75		.89	38 [g]
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	55 [g]
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	16.34	21.10	21.75		.38	42 [g]
July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	13.81	1.14	13.75		(.19)	47

Class R
July 31, 2016	$20.00	.25	(.55)	(.30)	(.29)	(.29)	$19.41	(1.46)	$1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	(.91)	20.00	8.83	3,175.50		1.26	38 [g]
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	55 [g]
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	17.13	21.40	2,331.50		.54	42 [g]
July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	14.44	1.36	1,085.50		.04	47

Class Y
July 31, 2016	$23.30	.42	(.66)	(.24)	(.45)	(.45)	$22.61	(.95)	$9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	(1.00)	23.30	9.41	6,556	—	1.73	38 [g]
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	55 [g]
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	19.74	22.04	4,939	—	1.04	42 [g]
July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	16.57	1.86	3,247	—	.44	47

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$21.26	.38	(.57)	(.19)	(.49)	(.49)	$20.58	(.83)	$84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	(.99)	21.26	8.65	49,628.25		1.34	51 [g]
July 31, 2014	18.34	.21	2.24	2.45	(.28)	(.28)	20.51	13.42	12,384.25		1.04	47 [g]
July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	18.34	20.74	10,268.25		.94	40 [g]
July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	15.48	1.65	8,185.25		.39	43

Class B
July 31, 2016	$19.69	.23	(.55)	(.32)	(.35)	(.35)	$19.02	(1.59)	$764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	(.80)	19.69	7.92	666	1.00	.82	51 [g]
July 31, 2014	17.04	.07	2.06	2.13	(.16)	(.16)	19.01	12.52	698	1.00	.40	47 [g]
July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	17.04	19.87	694	1.00	.16	40 [g]
July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	14.42	.92	456	1.00	(.34)	43

Class C
July 31, 2016	$19.44	.22	(.55)	(.33)	(.35)	(.35)	$18.76	(1.62)	$826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	(.85)	19.44	7.91	805	1.00	.78	51 [g]
July 31, 2014	16.92	.04	2.08	2.12	(.21)	(.21)	18.83	12.55	632	1.00	.23	47 [g]
July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	16.92	19.80	279	1.00	.15	40 [g]
July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	14.33	.96	163	1.00	(.32)	43

Class M
July 31, 2016	$20.02	.21	(.49)	(.28)	(.39)	(.39)	$19.35	(1.35)	$160.75		1.10	48
July 31, 2015	19.37	.22	1.33	1.55	(.90)	(.90)	20.02	8.16	114.75		1.11	51 [g]
July 31, 2014	17.36	.09	2.13	2.22	(.21)	(.21)	19.37	12.84	78.75		.50	47 [g]
July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	17.36	20.11	50.75		.45	40 [g]
July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	14.71	1.15	26.75		(.33)	43

Class R
July 31, 2016	$21.80	.28	(.54)	(.26)	(.31)	(.31)	$21.23	(1.13)	$2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	(.92)	21.80	8.45	4,726.50		1.35	51 [g]
July 31, 2014	18.76	.16	2.30	2.46	(.24)	(.24)	20.98	13.13	3,894.50		.79	47 [g]
July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	18.76	20.39	3,362.50		.66	40 [g]
July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	15.84	1.46	2,302.50		.14	43

Class Y
July 31, 2016	$24.82	.52	(.69)	(.17)	(.52)	(.52)	$24.13	(.60)	$13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	(1.02)	24.82	8.96	9,215	—	1.79	51 [g]
July 31, 2014	21.18	.32	2.58	2.90	(.33)	(.33)	23.75	13.74	7,284	—	1.40	47 [g]
July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	21.18	20.99	6,259	—	1.00	40 [g]
July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	17.83	1.92	3,945	—	.52	43

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds 73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$21.53	.45	(.59)	(.14)	(.54)	(.54)	$20.85	(.54)	$51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	(.77)	21.53	8.07	37,097.25		1.45	31 [g]
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	45 [g]
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	18.55	18.66	13,868.25		1.00	40 [g]
July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	15.83	1.73	13,194.25		.62	42

Class B
July 31, 2016	$19.81	.28	(.55)	(.27)	(.39)	(.39)	$19.15	(1.28)	$1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	(.63)	19.81	7.28	1,235	1.00	.95	31 [g]
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	45 [g]
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	17.17	17.73	864	1.00	.11	40 [g]
July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	14.68	.97	642	1.00	(.12)	42

Class C
July 31, 2016	$19.78	.26	(.53)	(.27)	(.43)	(.43)	$19.08	(1.28)	$1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	(.67)	19.78	7.30	1,147	1.00	.91	31 [g]
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	45 [g]
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	17.17	17.72	468	1.00	.13	40 [g]
July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	14.70	.94	264	1.00	(.07)	42

Class M
July 31, 2016	$20.74	.34	(.57)	(.23)	(.44)	(.44)	$20.07	(1.05)	$473.75		1.72	38
July 31, 2015	19.92	.16	1.32	1.48	(.66)	(.66)	20.74	7.54	460.75		.79	31 [g]
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	45 [g]
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	17.93	18.08	248.75		(.24)	40 [g]
July 31, 2012	15.14	(.06)	.24	.18	—	—	15.32	1.19	32.75		(.40)	42

Class R
July 31, 2016	$20.67	.32	(.50)	(.18)	(.39)	(.39)	$20.10	(.80)	$2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	(.72)	20.67	7.86	4,657.50		1.49	31 [g]
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	45 [g]
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	17.84	18.36	4,039.50		.72	40 [g]
July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	15.24	1.46	2,650.50		.37	42

Class Y
July 31, 2016	$24.99	.56	(.66)	(.10)	(.59)	(.59)	$24.30	(.33)	$17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	(.81)	24.99	8.35	12,853	—	1.88	31 [g]
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	45 [g]
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	21.37	18.95	10,623	—	1.03	40 [g]
July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	18.20	1.97	6,059	—	.78	42

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds 75

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$21.38	.47	(.59)	(.12)	(.58)	(.58)	$20.68	(.45)	$122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	(.49)	21.38	7.53	72,342.25		1.36	40 [g]
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	44 [g]
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	18.52	15.76	18,538.25		1.01	43 [g]
July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	16.16	1.95	17,648.25		1.00	41

Class B
July 31, 2016	$20.32	.33	(.58)	(.25)	(.43)	(.43)	$19.64	(1.18)	$1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	(.32)	20.32	6.71	1,325	1.00	.80	40 [g]
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	44 [g]
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	17.62	14.92	1,210	1.00	.23	43 [g]
July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	15.38	1.18	1,038	1.00	.28	41

Class C
July 31, 2016	$20.29	.31	(.56)	(.25)	(.44)	(.44)	$19.60	(1.19)	$1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	(.35)	20.29	6.68	1,313	1.00	.84	40g
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	44g
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	17.64	14.90	742	1.00	.24	43g
July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	15.41	1.20	550	1.00	.29	41

Class M
July 31, 2016	$20.75	.38	(.59)	(.21)	(.48)	(.48)	$20.06	(.96)	$273.75		1.93	47
July 31, 2015	19.75	.20	1.17	1.37	(.37)	(.37)	20.75	6.99	248.75		.97	40 [g]
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	44 [g]
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	18.03	15.17	101.75		.47	43 [g]
July 31, 2012	15.52	— [e]	.22	.22	—	—	15.74	1.42	76.75		.01	41

Class R
July 31, 2016	$20.23	.37	(.53)	(.16)	(.43)	(.43)	$19.64	(.71)	$2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	(.43)	20.23	7.22	8,425.50		1.26	40 [g]
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	44 [g]
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	17.56	15.51	6,169.50		.75	43 [g]
July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	15.33	1.70	4,580.50		.73	41

Class Y
July 31, 2016	$24.34	.62	(.69)	(.07)	(.62)	(.62)	$23.65	(.19)	$15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	(.52)	24.34	7.76	13,241	—	1.79	40 [g]
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	44 [g]
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	20.98	16.04	12,816	—	1.12	43 [g]
July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	18.28	2.21	6,919	—	1.19	41

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds 77

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$21.73	.55	(.65)	(.10)	(.55)	(.55)	$21.08	(.40)	$60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	(.27)	21.73	6.72	40,668.25		1.44	30 [g]
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	41 [g]
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	19.06	12.44	23,727.25		1.12	47 [g]
July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	17.21	2.62	24,382.25		1.54	43

Class B
July 31, 2016	$20.29	.37	(.62)	(.25)	(.38)	(.38)	$19.66	(1.17)	$1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	(.13)	20.29	5.91	1,128	1.00	.72	30 [g]
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	41 [g]
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	17.84	11.66	987	1.00	.32	47 [g]
July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	16.12	1.85	869	1.00	.86	43

Class C
July 31, 2016	$20.27	.36	(.61)	(.25)	(.40)	(.40)	$19.62	(1.17)	$1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	(.13)	20.27	5.90	1,532	1.00	.68	30 [g]
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	41 [g]
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	17.87	11.67	807	1.00	.27	47 [g]
July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	16.14	1.83	631	1.00	.80	43

Class M
July 31, 2016	$20.60	.41	(.61)	(.20)	(.44)	(.44)	$19.96	(.92)	$240.75		2.08	42
July 31, 2015	19.57	.20	1.00	1.20	(.17)	(.17)	20.60	6.16	205.75		1.00	30 [g]
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	41 [g]
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	18.09	11.95	226.75		.64	47 [g]
July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	16.37	2.09	137.75		1.12	43

Class R
July 31, 2016	$20.29	.36	(.51)	(.15)	(.36)	(.36)	$19.78	(.69)	$2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	(.22)	20.29	6.42	6,829.50		1.18	30 [g]
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	41 [g]
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	17.85	12.19	4,692.50		.81	47 [g]
July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	16.13	2.41	3,444.50		1.31	43

Class Y
July 31, 2016	$21.83	.61	(.66)	(.05)	(.59)	(.59)	$21.19	(.15)	$17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	(.31)	21.83	6.92	12,152	—	1.70	30 [g]
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	41 [g]
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	19.15	12.77	12,138	—	1.26	47 [g]
July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	17.28	2.85	8,402	—	1.80	43

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$19.18	.52	(.61)	(.09)	(.54)	(.54)	$18.55	(.38)	$127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	(.22)	19.18	5.44	71,290.25		1.43	45 [g]
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	42 [g]
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	17.31	9.12	22,557.25		1.16	50 g
July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	16.19	2.97	25,465.25		1.93	39

Class B
July 31, 2016	$18.45	.38	(.59)	(.21)	(.39)	(.39)	$17.85	(1.11)	$1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	(.05)	18.45	4.65	1,123	1.00	.80	45 [g]
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	42 [g]
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	16.66	8.37	1,235	1.00	.37	50 [g]
July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	15.60	2.17	943	1.00	1.17	39

Class C
July 31, 2016	$18.46	.38	(.59)	(.21)	(.41)	(.41)	$17.84	(1.12)	$2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	(.10)	18.46	4.63	1,842	1.00	.80	45 [g]
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	42 [g]
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	16.71	8.30	1,047	1.00	.35	50 [g]
July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	15.65	2.19	856	1.00	1.15	39

Class M
July 31, 2016	$18.82	.42	(.60)	(.18)	(.43)	(.43)	$18.21	(.89)	$180.75		2.33	47
July 31, 2015	18.05	.19	.70	.89	(.12)	(.12)	18.82	4.93	180.75		1.02	45 [g]
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	42 [g]
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	16.99	8.62	140.75		.59	50 [g]
July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	15.88	2.40	133.75		1.54	39

Class R
July 31, 2016	$18.44	.44	(.56)	(.12)	(.44)	(.44)	$17.88	(.60)	$3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	(.16)	18.44	5.17	5,716.50		1.29	45 [g]
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	42 [g]
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	16.67	8.86	4,587.50		.84	50 [g]
July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	15.60	2.71	3,030.50		1.72	39

Class Y
July 31, 2016	$21.41	.65	(.69)	(.04)	(.58)	(.58)	$20.79	(.13)	$4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	(.25)	21.41	5.72	5,325	—	1.75	45 [g]
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	42 [g]
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	19.26	9.41	7,104	—	1.27	50 [g]
July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	17.97	3.22	3,500	—	2.27	39

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights (For a common share outstanding throughout the period)
Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	value (%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	(%)

Class A
July 31, 2016	$17.69	.64	(.70)	(.06)	(.61)	(.61)	$17.02	(.27)	$63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	(.41)	17.69	3.52	17,655.25		1.71	28 [g]
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	39 [g]
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	16.98	4.74	14,681.25		1.14	57 [g]
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	16.39	2.35	18,008.25		1.78	40

Class B
July 31, 2016	$17.45	.52	(.70)	(.18)	(.53)	(.53)	$16.74	(.99)	$1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	(.33)	17.45	2.68	368	1.00	.88	28 [g]
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	39 [g]
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	16.86	3.92	172	1.00	.35	57 [g]
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	16.34	1.59	187	1.00	1.05	40

Class C
July 31, 2016	$17.49	.44	(.61)	(.17)	(.53)	(.53)	$16.79	(.93)	$1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	(.33)	17.49	2.68	814	1.00	.98	28 [g]
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	39 [g]
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	16.91	3.98	676	1.00	.28	57 [g]
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	16.38	1.58	536	1.00	.95	40

Class M
July 31, 2016	$17.73	.52	(.61)	(.09)	(.57)	(.57)	$17.07	(.46)	$528.50		3.05	33
July 31, 2015	17.54	.25	.30	.55	(.36)	(.36)	17.73	3.18	396.50		1.42	28 [g]
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	39 [g]
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	17.02	4.47	313.50		.86	57 [g]
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	16.43	2.10	317.50		1.52	40

Class R
July 31, 2016	$17.68	.61	(.71)	(.10)	(.57)	(.57)	$17.01	(.53)	$1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	(.37)	17.68	3.26	854.50		1.34	28 [g]
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	39 [g]
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	16.97	4.47	1,002.50		.92	57 [g]
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	16.38	2.05	1,222.50		1.55	40

Class Y
July 31, 2016	$17.75	.72	(.73)	(.01)	(.66)	(.66)	$17.08	(.02)	$7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	(.46)	17.75	3.78	1,460	—	1.90	28 [g]
July 31, 2014	17.04	.68 f	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96 f	39 [g]
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	17.04	5.04	7,232	—	.93	57 [g]
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	16.44	2.60	992	—	2.14	40

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

* Not annualized.

† For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/16	7/31/15	7/31/14	7/31/13	7/31/12

Putnam RetirementReady 2060 Fund	114.41%	N/A	N/A	N/A	N/A

Putnam RetirementReady 2055 Fund	1.13	2.09%	3.14%	0.28%	7.30%

Putnam RetirementReady 2050 Fund	0.28	0.46	0.45	0.13	0.15

Putnam RetirementReady 2045 Fund	0.26	0.36	0.45	0.12	0.12

Putnam RetirementReady 2040 Fund	0.14	0.23	0.35	0.12	0.12

Putnam RetirementReady 2035 Fund	0.17	0.22	0.27	0.11	0.11

Putnam RetirementReady 2030 Fund	0.11	0.17	0.23	0.11	0.11

Putnam RetirementReady 2025 Fund	0.15	0.20	0.23	0.11	0.10

Putnam RetirementReady 2020 Fund	0.11	0.18	0.25	0.11	0.10

Putnam Retirement Income Fund Lifestyle 1	0.21	0.55	0.37	0.12	0.12

e Amount represents less than $0.01 per share.

f The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following (Note 3):

	7/31/15	7/31/14	7/31/13

Putnam RetirementReady 2055 Fund	249%	202%	183%

Putnam RetirementReady 2050 Fund	158	100	104

Putnam RetirementReady 2045 Fund	116	92	86

Putnam RetirementReady 2040 Fund	204	90	84

Putnam RetirementReady 2035 Fund	101	79	86

Putnam RetirementReady 2030 Fund	157	77	80

Putnam RetirementReady 2025 Fund	71	74	89

Putnam RetirementReady 2020 Fund	160	75	89

Putnam Retirement Income Fund Lifestlye 1	39	98	138

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds

Notes to financial statements 7/31/16

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2015 through July 31, 2016, except Putnam RetirementReady 2060 Fund which was for the period November 30, 2015 (commencement of operations) to July 31, 2016.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of July 31, 2016, each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds). Effective September 1, 2016, Putnam Money Market Fund will be replaced with the Putnam Government Money Market Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Putnam RetirementReady 2060 Fund began offering each class of shares on November 30, 2015. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors. Effective September 1, 2016 each fund will begin to offer class R6 shares. Class R6 shares, which will be sold at net asset value, will generally be subject to the same expenses as class A, class B, class C, class M and class R, but will not bear a distribution fee and will bear a lower investor servicing fee, which is defined in Note 2. Class R6 shares will not be available to all investors.

RetirementReady® Funds 85

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, distributor and shareholder servicing agent, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

86 RetirementReady® Funds

At July 31, 2016, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$449,150	N/A	$449,150	July 31, 2018

Putnam RetirementReady 2045 Fund	3,943,325	N/A	3,943,325	July 31, 2018

Putnam RetirementReady 2040 Fund	2,991,138	N/A	2,991,138	July 31, 2018

Putnam RetirementReady 2035 Fund	8,050,156	N/A	8,050,156	July 31, 2018

Putnam RetirementReady 2030 Fund	10,244,597	N/A	10,244,597	July 31, 2018

Putnam RetirementReady 2025 Fund	18,565,122	N/A	18,565,122	July 31, 2018

Putnam RetirementReady 2020 Fund	18,876,566	N/A	18,876,566	July 31, 2018

Putnam Retirement Income Fund	23,275,200	N/A	23,275,200	July 31, 2017
Lifestyle 1	604,878	N/A	604,878	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $10,836 to its fiscal year ending July 31, 2017 late year ordinary losses ((i) ordinary losses recognized between January 1, 2016 and July 31, 2016, and (ii) specified ordinary and currency losses recognized between November 1, 2015 and July 31, 2016).

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period

Putnam RetirementReady 2060 Fund	losses on wash sale transactions, redesignation of taxable
distributions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2055 Fund	losses on wash sale transactions, late year loss deferrals,
Reclass of short term capital gain distributions from underlying
Putnam funds

Putnam RetirementReady 2050 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2045 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2040 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2035 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2030 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam RetirementReady 2025 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

RetirementReady® Funds 87

Differences during the period

Putnam RetirementReady 2020 Fund	losses on wash sale transactions, Reclass of short term capital gain distributions from underlying Putnam funds

Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions, the expiration of a capital loss carryover, Reclass of short term capital gain distributions from underlying Putnam funds, the writeoff of capital loss carryover due to limitations imposed under the code

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund’s reclassified the following amounts:

		Accumulated net
		realized gain/(loss)
	Undistributed net	on investment
	investment income	transactions	Paid-in-capital

Putnam RetirementReady 2060 Fund	$309	$(309)	$—

Putnam RetirementReady 2055 Fund	35,944	(35,944)	—

Putnam RetirementReady 2050 Fund	157,151	(157,072)	(79)

Putnam RetirementReady 2045 Fund	149,240	(149,240)	—

Putnam RetirementReady 2040 Fund	296,186	(296,186)	—

Putnam RetirementReady 2035 Fund	219,390	(219,390)	—

Putnam RetirementReady 2030 Fund	542,850	(542,850)	—

Putnam RetirementReady 2025 Fund	385,792	(385,792)	—

Putnam RetirementReady 2020 Fund	535,569	(535,569)	—

Putnam Retirement Income Fund	325,500	3,754,785	(4,080,285)
Lifestyle 1

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed long-term gain	Capital loss carryover	Cost for federal income tax purposes

Putnam RetirementReady 2060 Fund

$1,069	$(1,674)	$(605)	$—	$1,110	$—	$99,515

Putnam RetirementReady 2055 Fund

23,141	(401,786)	(378,645)	—	20,580	—	10,055,253

Putnam RetirementReady 2050 Fund

148,400	(2,083,699)	(1,935,299)	—	—	(449,150)	41,407,319

Putnam RetirementReady 2045 Fund

1,953,334	(4,027,239)	(2,073,905)	236,552	—	(3,943,325)	46,511,850

Putnam RetirementReady 2040 Fund

237,393	(4,650,629)	(4,413,236)	178,407	—	(2,991,138)	106,187,173

Putnam RetirementReady 2035 Fund

535,850	(3,663,937)	(3,128,087)	591,302	—	(8,050,156)	77,498,938

Putnam RetirementReady 2030 Fund

1,211,361	(6,539,221)	(5,327,860)	907,061	—	(10,244,597)	148,893,432

88 RetirementReady® Funds

Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed ordinary income	Undistributed long- term gain	Capital loss carryover	Cost for federal income tax purposes

Putnam RetirementReady 2025 Fund

$1,168,140	$(3,676,080)	$(2,507,940)	$1,312,068	$—	$(18,565,122)	$86,077,082

Putnam RetirementReady 2020 Fund

3,540,006	(11,806,803)	(8,266,797)	1,569,720	—	(18,876,566)	147,454,414

Putnam Retirement Income Fund Lifestyle 1

807,955	(5,430,324)	(4,622,369)	6,841	—	(23,880,078)	80,599,722

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs For Putnam RetirementReady 2060 Fund, the offering costs of $110,939 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2017 to reimburse each fund for other expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2060 Fund	$81,266

Putnam RetirementReady 2055 Fund	78,369

Putnam RetirementReady 2050 Fund	91,116

Putnam RetirementReady 2045 Fund	91,992

Putnam RetirementReady 2040 Fund	112,969

Putnam RetirementReady 2035 Fund	102,661

Putnam RetirementReady 2030 Fund	128,111

Putnam RetirementReady 2025 Fund	105,872

Putnam RetirementReady 2020 Fund	121,658

Putnam Retirement Income Fund Lifestyle 1	113,716

Effective September 1, 2016, Putnam Management will contractually agree through November 30, 2017 to reimburse each fund for other expenses (excluding payments under the fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses).

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

RetirementReady® Funds 89

Effective September 1, 2016, Putnam Investor Services, Inc., an affiliate of Putnam Management, will provide investor servicing agent functions to each fund and will receive fees for investor servicing (for class A, B, C, M, R and Y) that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2060 Fund	$24	$65	$90	$47	$32	$258

Putnam RetirementReady 2055 Fund	9,568	776	5,657	346	1,161	17,508

Putnam RetirementReady 2050 Fund	58,172	3,733	6,073	721	7,482	76,181

Putnam RetirementReady 2045 Fund	62,992	4,537	9,491	1,173	8,385	86,578

Putnam RetirementReady 2040 Fund	163,103	6,997	8,101	1,018	10,884	190,103

Putnam RetirementReady 2035 Fund	110,479	11,525	13,297	3,362	10,765	149,428

Putnam RetirementReady 2030 Fund	238,957	12,422	13,972	1,870	18,616	285,837

Putnam RetirementReady 2025 Fund	127,208	10,648	16,200	1,594	13,890	169,540

Putnam RetirementReady 2020 Fund	239,946	11,164	19,183	1,291	17,183	288,767

Putnam Retirement Income Fund	116,070	8,690	14,448	2,413	6,062	147,683
Lifestyle 1

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2060 Fund	$85	$—	$—	$—

Putnam RetirementReady 2055 Fund	2,140	95	61	221

Putnam RetirementReady 2050 Fund	7,123	298	987	260

Putnam RetirementReady 2045 Fund	9,464	60	384	270

Putnam RetirementReady 2040 Fund	5,134	340	104	287

Putnam RetirementReady 2035 Fund	8,704	91	159	147

Putnam RetirementReady 2030 Fund	20,281	187	495	125

Putnam RetirementReady 2025 Fund	10,683	62	1,476	266

Putnam RetirementReady 2020 Fund	3,628	330	696	407

Putnam Retirement Income Fund Lifestyle 1	2,802	—	44	39

A contingent deferred sales charge of up to 1.00% is assessed on certain redemptions of class A and through October 31, 2015, a certain deferred sales charge of up to 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) was assessed on certain redemptions of class M shares. Effective November 1, 2015, class M shares are

90 RetirementReady® Funds

not subject to a contingent deferred sales charge. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2060 Fund	$—	$—

Putnam RetirementReady 2055 Fund	—	—

Putnam RetirementReady 2050 Fund	89	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	—	—

Putnam RetirementReady 2035 Fund	144	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	1,923	—

Putnam RetirementReady 2020 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2060 Fund	$102,350	$2,835

Putnam RetirementReady 2055 Fund	7,211,150	2,634,109

Putnam RetirementReady 2050 Fund	27,823,667	13,396,908

Putnam RetirementReady 2045 Fund	27,967,394	13,312,542

Putnam RetirementReady 2040 Fund	79,393,453	39,351,643

Putnam RetirementReady 2035 Fund	44,162,193	23,833,954

Putnam RetirementReady 2030 Fund	107,074,606	54,700,597

Putnam RetirementReady 2025 Fund	53,905,609	28,918,462

Putnam RetirementReady 2020 Fund	109,320,467	50,662,890

Putnam Retirement Income Fund Lifestyle 1	76,379,090	18,630,004

The funds’ July 31, 2015 Statements of changes in net assets have been revised to reflect reclassifications between Net realized gain (loss) on underlying Putnam Fund shares and Net unrealized appreciation (depreciation) on underlying Putnam Fund shares as a result of an immaterial error related to an overstatement of the funds’ purchase and sale activity from October 19, 2012 through July 31, 2015.

	Net realized gain (loss)		Net unrealized appreciation
	on underlying Putnam		(depreciation) on underlying
	Fund shares		Putnam Fund shares

	Original	Revised	Original	Revised

Putnam RetirementReady 2055 Fund	$284,706	$334,729	$(38,094)	$(88,117)

Putnam RetirementReady 2050 Fund	1,623,186	2,596,140	(365,157)	(1,338,111)

Putnam RetirementReady 2045 Fund	1,971,501	3,438,108	(318,595)	(1,785,202)

Putnam RetirementReady 2040 Fund	3,594,104	5,678,965	(1,028,729)	(3,113,590)

Putnam RetirementReady 2035 Fund	3,955,877	5,913,052	(1,364,289)	(3,321,464)

Putnam RetirementReady 2030 Fund	5,607,160	7,357,359	(2,241,679)	(3,991,878)

Putnam RetirementReady 2025 Fund	4,481,130	4,510,607	(1,919,388)	(1,948,865)

Putnam RetirementReady 2020 Fund	3,197,604	4,252,488	(1,224,986)	(2,279,870)

Putnam Retirement Income Fund Lifestyle 1	837,596	835,237	(459,316)	(456,957)

RetirementReady® Funds 91

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class A	Shares	Amount

Shares sold	1,512	$14,148

Shares issued in connection with reinvestment of distributions	23	222

	1,535	14,370

Shares repurchased	(234)	(2,177)

Net increase	1,301	$12,193

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class B	Shares	Amount

Shares sold	74	$700

Shares issued in connection with reinvestment of distributions	23	216

	97	916

Shares repurchased	—	—

Net increase	97	$916

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class C	Shares	Amount

Shares sold	1,227	$11,675

Shares issued in connection with reinvestment of distributions	23	216

	1,250	11,891

Shares repurchased	—	—

Net increase	1,250	$11,891

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class M	Shares	Amount

Shares sold	—	$—

Shares issued in connection with reinvestment of distributions	23	218

	23	218

Shares repurchased	—	—

Net increase	23	$218

92 RetirementReady® Funds

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class R	Shares	Amount

Shares sold	—	$—

Shares issued in connection with reinvestment of distributions	23	220

	23	220

Shares repurchased	—	—

Net increase	23	$220

	For the period 11/30/15
	(commencement of operations) to 7/31/16

Class Y	Shares	Amount

Shares sold	1,365	$12,819

Shares issued in connection with reinvestment of distributions	24	224

	1,389	13,043

Shares repurchased	(13)	(118)

Net increase	1,376	$12,925

Putnam RetirementReady 2055 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	373,508	$3,913,627	307,595	$3,601,576

Shares issued in connection with
reinvestment of distributions	29,696	301,115	11,505	127,711

	403,204	4,214,742	319,100	3,729,287

Shares repurchased	(174,294)	(1,805,031)	(138,255)	(1,617,138)

Net increase	228,910	$2,409,711	180,845	$2,112,149

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	1,498	$15,313	2,337	$27,553

Shares issued in connection with
reinvestment of distributions	614	6,204	761	8,412

	2,112	21,517	3,098	35,965

Shares repurchased	(1,729)	(16,923)	(659)	(7,623)

Net increase	383	$4,594	2,439	$28,342

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	15,711	$157,753	12,817	$147,911

Shares issued in connection with
reinvestment of distributions	4,268	42,548	4,626	50,568

	19,979	200,301	17,443	198,479

Shares repurchased	(3,925)	(40,228)	(2,668)	(30,864)

Net increase	16,054	$160,073	14,775	$167,615

RetirementReady® Funds 93

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,956	$20,481	2,779	$31,787

Shares issued in connection with
reinvestment of distributions	354	3,591	339	3,766

	2,310	24,072	3,118	35,553

Shares repurchased	(2,396)	(27,575)	(92)	(1,064)

Net increase (decrease)	(86)	$(3,503)	3,026	$34,489

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	11,593	$119,716	15,906	$186,496

Shares issued in connection with
reinvestment of distributions	1,835	18,549	1,925	21,287

	13,428	138,265	17,831	207,783

Shares repurchased	(9,180)	(95,341)	(19,436)	(240,439)

Net increase (decrease)	4,248	$42,924	(1,605)	$(32,656)

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	249,346	$2,575,980	92,698	$1,093,705

Shares issued in connection with
reinvestment of distributions	16,454	167,662	13,330	148,493

	265,800	2,743,642	106,028	1,242,198

Shares repurchased	(50,467)	(520,074)	(41,595)	(497,287)

Net increase	215,333	$2,223,568	64,433	$744,911

Putnam RetirementReady 2050 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,263,051	$20,780,213	908,145	$15,934,845

Shares issued in connection with
reinvestment of distributions	29,092	480,011	23,633	400,342

	1,292,143	21,260,224	931,778	16,335,187

Shares repurchased	(515,092)	(8,400,347)	(248,045)	(4,354,553)

Net increase	777,051	$12,859,877	683,733	$11,980,634

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	10,061	$161,260	3,485	$60,469

Shares issued in connection with
reinvestment of distributions	306	4,996	790	13,255

	10,367	166,256	4,275	73,724

Shares repurchased	(2,515)	(39,059)	(2,074)	(35,860)

Net increase	7,852	$127,197	2,201	$37,864

94 RetirementReady® Funds

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	11,564	$187,028	11,194	$192,386

Shares issued in connection with
reinvestment of distributions	548	8,873	1,206	20,058

	12,112	195,901	12,400	212,444

Shares repurchased	(5,443)	(88,264)	(3,766)	(64,529)

Net increase	6,669	$107,637	8,634	$147,915

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	2,884	$47,664	2,089	$37,008

Shares issued in connection with
reinvestment of distributions	88	1,469	173	2,959

	2,972	49,133	2,262	39,967

Shares repurchased	(608)	(10,235)	(428)	(7,594)

Net increase	2,364	$38,898	1,834	$32,373

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	29,283	$474,644	56,748	$973,136

Shares issued in connection with
reinvestment of distributions	1,118	18,274	8,323	138,918

	30,401	492,918	65,071	1,112,054

Shares repurchased	(126,860)	(2,060,451)	(40,336)	(697,658)

Net increase (decrease)	(96,459)	$(1,567,533)	24,735	$414,396

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	199,442	$3,274,775	97,691	$1,707,536

Shares issued in connection with
reinvestment of distributions	9,639	159,617	13,785	234,206

	209,081	3,434,392	111,476	1,941,742

Shares repurchased	(84,376)	(1,392,047)	(58,806)	(1,036,963)

Net increase	124,705	$2,042,345	52,670	$904,779

Putnam RetirementReady 2045 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,069,649	$19,425,878	772,358	$14,969,919

Shares issued in connection with
reinvestment of distributions	29,135	532,010	33,620	631,055

	1,098,784	19,957,888	805,978	15,600,974

Shares repurchased	(471,611)	(8,587,837)	(278,014)	(5,386,917)

Net increase	627,173	$11,370,051	527,964	$10,214,057

RetirementReady® Funds 95

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	9,495	$158,770	8,554	$153,793

Shares issued in connection with
reinvestment of distributions	468	7,817	762	13,122

	9,963	166,587	9,316	166,915

Shares repurchased	(1,683)	(28,069)	(1,659)	(29,290)

Net increase	8,280	$138,518	7,657	$137,625

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	18,880	$314,732	26,637	$477,479

Shares issued in connection with
reinvestment of distributions	1,138	19,045	1,379	23,808

	20,018	333,777	28,016	501,287

Shares repurchased	(4,579)	(75,671)	(2,890)	(51,290)

Net increase	15,439	$258,106	25,126	$449,997

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	763	$13,473	1,393	$25,982

Shares issued in connection with
reinvestment of distributions	156	2,774	346	6,319

	919	16,247	1,739	32,301

Shares repurchased	(283)	(4,975)	(208)	(3,987)

Net increase	636	$11,272	1,531	$28,314

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	35,459	$659,279	53,331	$1,060,213

Shares issued in connection with
reinvestment of distributions	1,194	22,431	7,378	141,723

	36,653	681,710	60,709	1,201,936

Shares repurchased	(114,343)	(2,145,912)	(46,642)	(926,291)

Net increase (decrease)	(77,690)	$(1,464,202)	14,067	$275,645

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	182,550	$4,025,965	70,679	$1,618,027

Shares issued in connection with
reinvestment of distributions	6,115	133,310	11,612	259,055

	188,665	4,159,275	82,291	1,877,082

Shares repurchased	(36,508)	(786,455)	(50,054)	(1,147,561)

Net increase	152,157	$3,372,820	32,237	$729,521

96 RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	3,108,674	$61,954,737	2,481,191	$52,265,636

Shares issued in connection with
reinvestment of distributions	77,924	1,546,005	58,070	1,186,362

	3,186,598	63,500,742	2,539,261	53,451,998

Shares repurchased	(1,430,718)	(28,386,133)	(809,148)	(17,076,754)

Net increase	1,755,880	$35,114,609	1,730,113	$36,375,244

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	7,712	$142,027	2,851	$55,808

Shares issued in connection with
reinvestment of distributions	701	12,908	1,379	26,210

	8,413	154,935	4,230	82,018

Shares repurchased	(2,078)	(38,100)	(7,137)	(138,613)

Net increase (decrease)	6,335	$116,835	(2,907)	$(56,595)

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	14,816	$269,579	11,334	$217,631

Shares issued in connection with
reinvestment of distributions	876	15,916	1,566	29,371

	15,692	285,495	12,900	247,002

Shares repurchased	(13,079)	(241,080)	(5,080)	(96,625)

Net increase	2,613	$44,415	7,820	$150,377

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	3,595	$64,685	1,439	$28,170

Shares issued in connection with
reinvestment of distributions	124	2,323	224	4,329

	3,719	67,008	1,663	32,499

Shares repurchased	(1,122)	(20,818)	(30)	(607)

Net increase	2,597	$46,190	1,633	$31,892

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	27,522	$565,614	56,023	$1,207,933

Shares issued in connection with
reinvestment of distributions	1,333	27,323	8,555	179,389

	28,855	592,937	64,578	1,387,322

Shares repurchased	(149,849)	(3,080,272)	(33,331)	(717,114)

Net increase (decrease)	(120,994)	$(2,487,335)	31,247	$670,208

RetirementReady® Funds 97

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	273,975	$6,353,696	102,686	$2,509,967

Shares issued in connection with
reinvestment of distributions	11,675	271,074	13,519	321,886

	285,650	6,624,770	116,205	2,831,853

Shares repurchased	(84,704)	(1,983,326)	(51,600)	(1,252,681)

Net increase	200,946	$4,641,444	64,605	$1,579,172

Putnam RetirementReady 2035 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,478,185	$30,002,756	1,193,571	$25,464,461

Shares issued in connection with
reinvestment of distributions	57,876	1,163,884	40,471	840,175

	1,536,061	31,166,640	1,234,042	26,304,636

Shares repurchased	(771,183)	(15,588,494)	(368,116)	(7,882,687)

Net increase	764,878	$15,578,146	865,926	$18,421,949

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	4,999	$92,040	11,171	$220,314

Shares issued in connection with
reinvestment of distributions	1,298	24,078	1,925	36,926

	6,297	116,118	13,096	257,240

Shares repurchased	(7,697)	(143,049)	(6,419)	(125,318)

Net increase (decrease)	(1,400)	$(26,931)	6,677	$131,922

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	27,052	$505,559	26,400	$518,024

Shares issued in connection with
reinvestment of distributions	1,659	30,654	1,570	30,073

	28,711	536,213	27,970	548,097

Shares repurchased	(5,505)	(103,681)	(4,286)	(84,034)

Net increase	23,206	$432,532	23,684	$464,063

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,524	$28,893	7,900	$158,443

Shares issued in connection with
reinvestment of distributions	507	9,847	482	9,658

	2,031	38,740	8,382	168,101

Shares repurchased	(635)	(12,258)	(1,188)	(24,225)

Net increase	1,396	$26,482	7,194	$143,876

98 RetirementReady® Funds

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	33,002	$644,285	54,505	$1,111,566

Shares issued in connection with
reinvestment of distributions	1,897	36,812	7,526	150,148

	34,899	681,097	62,031	1,261,714

Shares repurchased	(160,707)	(3,149,394)	(55,018)	(1,115,205)

Net increase (decrease)	(125,808)	$(2,468,297)	7,013	$146,509

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	266,559	$6,351,056	106,558	$2,622,427

Shares issued in connection with
reinvestment of distributions	13,322	311,739	15,615	375,537

	279,881	6,662,795	122,173	2,997,964

Shares repurchased	(82,528)	(1,944,808)	(81,922)	(2,035,956)

Net increase	197,353	$4,717,987	40,251	$962,008

Putnam RetirementReady 2030 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	4,237,650	$85,634,221	3,023,721	$63,821,140

Shares issued in connection with
reinvestment of distributions	132,127	2,643,868	41,725	863,299

	4,369,777	88,278,089	3,065,446	64,684,439

Shares repurchased	(1,839,988)	(36,974,399)	(819,965)	(17,332,339)

Net increase	2,529,789	$51,303,690	2,245,481	$47,352,100

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	5,411	$103,065	9,710	$195,525

Shares issued in connection with
reinvestment of distributions	1,369	26,123	940	18,560

	6,780	129,188	10,650	214,085

Shares repurchased	(8,290)	(158,155)	(9,038)	(180,775)

Net increase (decrease)	(1,510)	$(28,967)	1,612	$33,310

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	17,270	$326,050	23,260	$465,475

Shares issued in connection with
reinvestment of distributions	1,588	30,254	1,116	22,003

	18,858	356,304	24,376	487,478

Shares repurchased	(6,312)	(119,097)	(14,427)	(291,083)

Net increase	12,546	$237,207	9,949	$196,395

RetirementReady® Funds 99

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,733	$33,753	1,671	$33,978

Shares issued in connection with
reinvestment of distributions	306	5,964	196	3,952

	2,039	39,717	1,867	37,930

Shares repurchased	(379)	(7,192)	(1,150)	(23,475)

Net increase	1,660	$32,525	717	$14,455

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	39,071	$747,800	77,851	$1,549,415

Shares issued in connection with
reinvestment of distributions	4,034	76,770	8,179	160,399

	43,105	824,570	86,030	1,709,814

Shares repurchased	(311,088)	(5,993,522)	(48,022)	(946,684)

Net increase (decrease)	(267,983)	$(5,168,952)	38,008	$763,130

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	186,827	$4,295,186	114,672	$2,737,637

Shares issued in connection with
reinvestment of distributions	16,991	388,255	11,634	273,623

	203,818	4,683,441	126,306	3,011,260

Shares repurchased	(100,616)	(2,296,013)	(90,116)	(2,150,679)

Net increase	103,202	$2,387,428	36,190	$860,581

Putnam RetirementReady 2025 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,795,322	$37,243,995	907,524	$19,436,389

Shares issued in connection with
reinvestment of distributions	64,304	1,316,955	19,369	409,267

	1,859,626	38,560,950	926,893	19,845,656

Shares repurchased	(867,256)	(17,820,421)	(390,652)	(8,359,438)

Net increase	992,370	$20,740,529	536,241	$11,486,218

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	7,301	$140,549	11,362	$224,762

Shares issued in connection with
reinvestment of distributions	1,078	20,683	343	6,797

	8,379	161,232	11,705	231,559

Shares repurchased	(8,930)	(172,541)	(7,032)	(140,317)

Net increase (decrease)	(551)	$(11,309)	4,673	$91,242

100 RetirementReady® Funds

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	26,334	$500,847	16,033	$320,195

Shares issued in connection with
reinvestment of distributions	1,688	32,318	454	8,980

	28,022	533,165	16,487	329,175

Shares repurchased	(9,302)	(177,684)	(5,419)	(108,905)

Net increase	18,720	$355,481	11,068	$220,270

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,823	$34,891	1,426	$28,186

Shares issued in connection with
reinvestment of distributions	231	4,489	90	1,811

	2,054	39,380	1,516	29,997

Shares repurchased	(12)	(215)	(1,166)	(23,581)

Net increase	2,042	$39,165	350	$6,416

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	34,769	$673,234	87,350	$1,733,925

Shares issued in connection with
reinvestment of distributions	1,945	37,437	3,350	66,193

	36,714	710,671	90,700	1,800,118

Shares repurchased	(249,041)	(4,896,863)	(36,428)	(723,605)

Net increase (decrease)	(212,327)	$(4,186,192)	54,272	$1,076,513

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	308,878	$6,480,626	134,885	$2,882,688

Shares issued in connection with
reinvestment of distributions	16,774	344,881	7,825	165,893

	325,652	6,825,507	142,710	3,048,581

Shares repurchased	(53,576)	(1,098,140)	(62,599)	(1,354,623)

Net increase	272,076	$5,727,367	80,111	$1,693,958

Putnam RetirementReady 2020 Fund

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	5,126,318	$93,863,826	3,362,783	$63,753,552

Shares issued in connection with
reinvestment of distributions	149,938	2,715,373	26,064	488,965

	5,276,256	96,579,199	3,388,847	64,242,517

Shares repurchased	(2,121,598)	(38,688,240)	(1,048,995)	(19,930,141)

Net increase	3,154,658	$57,890,959	2,339,852	$44,312,376

RetirementReady® Funds 101

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	10,152	$179,982	6,374	$116,294

Shares issued in connection with
reinvestment of distributions	1,378	24,122	203	3,670

	11,530	204,104	6,577	119,964

Shares repurchased	(7,861)	(138,234)	(23,803)	(432,823)

Net increase (decrease)	3,669	$65,870	(17,226)	$(312,859)

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	36,143	$637,095	31,862	$581,505

Shares issued in connection with
reinvestment of distributions	2,491	43,587	551	9,986

	38,634	680,682	32,413	591,491

Shares repurchased	(21,153)	(372,625)	(22,140)	(406,597)

Net increase	17,481	$308,057	10,273	$184,894

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	952	$17,156	1,292	$23,850

Shares issued in connection with
reinvestment of distributions	222	3,959	57	1,061

	1,174	21,115	1,349	24,911

Shares repurchased	(860)	(15,924)	(304)	(5,581)

Net increase	314	$5,191	1,045	$19,330

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	45,985	$813,504	60,351	$1,095,849

Shares issued in connection with
reinvestment of distributions	4,373	76,433	2,770	50,022

	50,358	889,937	63,121	1,145,871

Shares repurchased	(177,431)	(3,183,249)	(55,531)	(1,008,593)

Net increase (decrease)	(127,073)	$(2,293,312)	7,590	$137,278

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	37,179	$758,634	37,396	$791,561

Shares issued in connection with
reinvestment of distributions	6,982	141,521	2,731	57,106

	44,161	900,155	40,127	848,667

Shares repurchased	(53,257)	(1,081,350)	(41,502)	(868,024)

Net decrease	(9,096)	$(181,195)	(1,375)	$(19,357)

102 RetirementReady® Funds

Putnam Retirement Income Fund Lifestyle 1

	Year ended 7/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,040,315	$17,549,619	328,817	$5,779,605

Shares issued in connection with
reinvestment of distributions	121,729	2,045,639	23,095	404,773

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	2,418,458	42,298,836	—	—

	3,580,502	61,894,094	351,912	6,184,378

Shares repurchased	(851,649)	(14,307,974)	(241,398)	(4,259,784)

Net increase	2,728,853	$47,586,120	110,514	$1,924,594

	Year ended 7/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	1,941	$33,007	7,972	$138,864

Shares issued in connection with
reinvestment of distributions	2,103	34,827	319	5,525

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	43,924	757,249	—	—

	47,968	825,083	8,291	144,389

Shares repurchased	(3,749)	(61,721)	(3,004)	(52,287)

Net increase	44,219	$763,362	5,287	$92,102

	Year ended 7/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	31,414	$527,552	10,920	$191,283

Shares issued in connection with
reinvestment of distributions	3,020	50,135	878	15,228

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	35,434	612,306	—	—

	69,868	1,189,993	11,798	206,511

Shares repurchased	(6,089)	(102,052)	(6,122)	(107,298)

Net increase	63,779	$1,087,941	5,676	$99,213

	Year ended 7/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	3,564	$60,883	6,369	$112,375

Shares issued in connection with
reinvestment of distributions	1,014	17,081	411	7,197

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	6,980	122,364	—	—

	11,558	200,328	6,780	119,572

Shares repurchased	(2,965)	(50,546)	(3,389)	(59,783)

Net increase	8,593	$149,782	3,391	$59,789

RetirementReady® Funds 103

	Year ended 7/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	11,752	$196,306	12,641	$222,756

Shares issued in connection with
reinvestment of distributions	3,079	51,719	1,054	18,453

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	76,280	1,333,370	—	—

	91,111	1,581,395	13,695	241,209

Shares repurchased	(54,877)	(937,563)	(26,531)	(468,941)

Net increase (decrease)	36,234	$643,832	(12,836)	$(227,732)

	Year ended 7/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	177,172	$3,029,105	23,414	$415,389

Shares issued in connection with
reinvestment of distributions	13,866	233,704	1,826	32,142

Shares issued in connection with the
merger of Putnam RetirementReady
2015 Fund	264,709	4,643,001	—	—

	455,747	7,905,810	25,240	447,531

Shares repurchased	(92,990)	(1,570,758)	(11,521)	(203,926)

Net increase	362,757	$6,335,052	13,719	$243,605

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2060 Fund class A	1,023	44.46%	$10,056

Putnam RetirementReady 2060 Fund class B	1,023	93.25	10,015

Putnam RetirementReady 2060 Fund class C	1,023	45.47	10,015

Putnam RetirementReady 2060 Fund class M	1,023	100.00	10,030

Putnam RetirementReady 2060 Fund class R	1,023	100.00	10,046

Putnam RetirementReady 2060 Fund class Y	1,024	43.10	10,086

Putnam RetirementReady 2055 Fund class M	1,536	28.30	16,036

Putnam RetirementReady 2055 Fund class R	1,158	4.43	12,066

Putnam RetirementReady 2050 Fund class R	306	0.38	5,159

Putnam RetirementReady 2045 Fund class R	266	0.33	5,163

Putnam RetirementReady 2035 Fund class R	256	0.26	5,146

Putnam RetirementReady 2030 Fund class R	261	0.18	5,126

Putnam RetirementReady 2025 Fund class R	258	0.21	5,103

Putnam RetirementReady 2020 Fund class R	283	0.15	5,060

Putnam Retirement Income Fund Lifestyle 1 class R	296	0.35	5,035

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund:

104 RetirementReady® Funds

Putnam RetirementReady 2060 Fund	6.23%, 5.96%, 12.78%

Putnam RetirementReady 2055 Fund	7.94%, 10.42%, 20.57%

Putnam RetirementReady 2050 Fund	12.14%

Putnam RetirementReady 2045 Fund	11.35%

Putnam RetirementReady 2040 Fund	7.03%

Putnam RetirementReady 2035 Fund	13.57%

Putnam RetirementReady 2030 Fund	6.31%

Putnam RetirementReady 2025 Fund	5.42%, 11.50%

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2060 Fund was established as a series of the Trust on November 30, 2015 and commenced operations on November 30, 2015. Prior to November 30, 2015, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$—	$503	$22	$5	$—	$480

Putnam Absolute Return
500 Fund Class Y	—	2,262	77	63	12	2,113

Putnam Absolute Return
700 Fund Class Y	—	7,817	266	303	44	7,238

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	74,619	1,686	489	1,172	72,827

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	16,490	549	174	422	15,828

Putnam Money Market
Fund Class A	—	659	235	—	—	424

Totals	$—	$102,350	$2,835	$1,034	$1,650	$98,910

RetirementReady® Funds 105

Putnam RetirementReady 2055 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$31,467	$52,131	$17,366	$805	$—	$65,894

Putnam Absolute Return
500 Fund Class Y	117,611	164,292	65,150	6,678	1,277	207,105

Putnam Absolute Return
700 Fund Class Y	403,037	572,172	221,210	32,443	4,707	709,163

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	3,895,552	5,215,485	1,876,942	55,509	133,055	7,103,125

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	849,600	1,157,766	423,089	19,573	47,373	1,548,259

Putnam Money Market
Fund Class A	24,109	49,304	30,352	1	—	43,062

Totals	$5,321,376	$7,211,150	$2,634,109	$115,009	$186,412	$9,676,608

Putnam RetirementReady 2050 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$260,012	$342,658	$139,307	$6,719	$—	$459,963

Putnam Absolute Return
500 Fund Class Y	582,896	618,538	310,131	32,521	6,220	843,549

Putnam Absolute Return
700 Fund Class Y	1,997,232	2,165,921	1,050,177	158,004	22,924	2,889,932

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	16,432,261	15,712,733	8,149,784	215,003	515,352	23,254,440

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	6,974,446	8,793,039	3,610,772	177,289	429,099	11,853,287

Putnam Money Market
Fund Class A	116,808	190,778	136,737	19	—	170,849

Totals	$26,363,655	$27,823,667	$13,396,908	$589,555	$973,595	$39,472,020

106 RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$555,042	$543,329	$227,137	$11,754	$—	$864,986

Putnam Absolute Return
500 Fund Class Y	691,293	615,302	303,760	34,123	6,526	951,645

Putnam Absolute Return
700 Fund Class Y	2,368,679	2,160,788	1,030,304	165,789	24,053	3,259,469

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	14,042,927	10,898,606	6,086,371	157,541	377,618	18,242,668

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	13,451,150	13,548,200	5,519,417	292,382	707,664	20,925,389

Putnam Money Market
Fund Class A	138,172	201,169	145,553	15	—	193,788

Totals	$31,247,263	$27,967,394	$13,312,542	$661,604	$1,115,861	$44,437,945

Putnam RetirementReady 2040 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,931,564	$1,935,574	$1,366,697	$34,938	$—	$2,479,366

Putnam Absolute Return
500 Fund Class Y	2,032,492	2,905,525	1,181,035	132,774	25,394	3,571,455

Putnam Absolute Return
700 Fund Class Y	5,139,140	6,284,615	2,861,871	420,408	60,994	7,975,225

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	14,811,887	13,268,214	10,202,222	152,373	365,231	17,035,258

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	40,960,909	53,492,386	23,172,825	1,005,264	2,433,083	69,482,359

Putnam Money Market
Fund Class A	290,121	1,507,139	566,993	139	—	1,230,274

Totals	$65,166,113	$79,393,453	$39,351,643	$1,745,896	$2,884,702	$101,773,937

RetirementReady® Funds 107

Putnam RetirementReady 2035 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,418,730	$1,025,539	$608,366	$26,940	$—	$1,818,939

Putnam Absolute Return
300 Fund Class Y	512,175	642,689	235,087	33,471	—	875,795

Putnam Absolute Return
500 Fund Class Y	2,660,102	2,221,000	1,029,307	142,253	27,207	3,638,588

Putnam Absolute Return
700 Fund Class Y	5,812,133	4,701,595	2,212,427	425,752	61,770	7,677,130

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	4,545,148	5,144,310	2,039,273	104,973	315,313	7,436,584

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	2,071,584	313,705	2,168,827	7	16	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	39,048,243	28,799,187	14,820,491	777,677	1,882,243	50,936,460

Putnam Money Market
Fund Class A	1,393,368	1,314,168	720,176	234	—	1,987,355

Totals	$57,461,483	$44,162,193	$23,833,954	$1,511,307	$2,286,549	$74,370,851

Putnam RetirementReady 2030 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$3,253,687	$3,496,359	$1,632,253	$72,159	$—	$5,077,690

Putnam Absolute Return
300 Fund Class Y	3,454,519	4,997,751	1,927,672	228,309	—	6,226,320

Putnam Absolute Return
500 Fund Class Y	5,653,517	6,023,393	2,746,612	317,496	60,723	8,465,780

Putnam Absolute Return
700 Fund Class Y	12,636,818	13,924,374	6,141,699	1,010,502	146,608	18,998,614

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	32,688,707	44,796,866	18,343,022	798,645	2,331,260	57,691,008

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	36,017,681	30,331,487	22,020,064	614,932	1,488,343	42,279,903

Putnam Money Market
Fund Class A	3,211,183	3,504,376	1,889,275	430	—	4,826,257

Totals	$96,916,112	$107,074,606	$54,700,597	$3,042,473	$4,026,934	$143,565,572

108 RetirementReady® Funds

Putnam RetirementReady 2025 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,777,243	$2,265,042	$1,126,629	$57,585	$—	$3,879,541

Putnam Absolute Return
300 Fund Class Y	4,642,048	4,642,646	1,972,379	266,411	—	6,954,575

Putnam Absolute Return
500 Fund Class Y	5,660,953	5,428,793	2,353,136	323,387	61,850	8,256,164

Putnam Absolute Return
700 Fund Class Y	8,598,021	7,160,987	3,461,660	631,283	91,589	11,363,800

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	32,604,260	27,943,618	13,685,009	645,067	1,920,864	45,126,370

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	1,873,382	3,546,457	1,138,658	68,690	186,402	4,178,376

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	3,622,910	560,809	3,885,353	—	—	—

Putnam Money Market
Fund Class A	2,749,163	2,357,257	1,295,638	309	—	3,810,316

Totals	$62,527,980	$53,905,609	$28,918,462	$1,992,732	$2,260,705	$83,569,142

Putnam RetirementReady 2020 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$4,899,700	$6,086,685	$2,653,138	$112,192	$—	$8,280,735

Putnam Absolute Return
300 Fund Class Y	9,827,310	13,790,570	5,401,198	610,110	—	17,447,964

Putnam Absolute Return
500 Fund Class Y	15,233,981	22,253,325	8,516,868	987,270	188,822	27,611,365

Putnam Absolute Return
700 Fund Class Y	8,736,892	9,450,574	5,249,338	610,972	88,642	12,070,183

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	26,125,385	26,583,421	16,168,867	498,505	1,353,733	35,297,317

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	15,812,207	25,002,218	9,800,177	484,837	1,223,763	30,340,515

Putnam Money Market
Fund Class A	4,860,261	6,153,674	2,873,304	735	—	8,139,538

Totals	$85,495,736	$109,320,467	$50,662,890	$3,304,621	$2,854,960	$139,187,617

RetirementReady® Funds 109

Putnam Retirement Income Fund Lifestyle 1

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,920,614	$6,615,625	$1,650,513	$117,345	$—	$6,809,947

Putnam Absolute Return
300 Fund Class Y	4,494,590	16,137,808	3,781,176	708,728	—	15,941,030

Putnam Absolute Return
500 Fund Class Y	6,526,249	22,965,074	5,356,023	1,026,810	196,384	22,706,778

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	7,342,378	26,213,655	6,589,708	391,522	1,325,998	26,055,687

Putnam Money Market
Fund Class A	1,269,568	4,446,928	1,252,584	381	—	4,463,911

Totals	$21,553,399	$76,379,090	$18,630,004	$2,244,786	$1,522,382	$75,977,353

Note 7: Acquisition of Putnam RetirementReady 2015 Fund

On November 20, 2015, Putnam Retirement Income Fund Lifestyle 1 issued 2,418,458, 43,924, 35,434, 6,980, and 264,709 class A, class B, class C, class M, class R and class Y shares, respectively, for 2,366,133, 43,634, 6,910, 76,822, and 259,116 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2015 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar objectives and investment strategies into a single Putnam fund with a larger asset base and therefore lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2015 Fund, with value of $49,783,896 and an identified cost of $50,502,187 at November 20, 2015, was the principal asset by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle Putnam RetirementReady 2015 Fund on November 20, 2015, were $22,912,059 and $49,767,126, respectively November 20, 2015, Putnam RetirementReady 2015 Fund had undistributed net investment income of $ accumulated net realized loss of $23,507,513 and unrealized depreciation of $718,291. The aggregate net of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $72,679,185. the acquisition had been completed on August 1, 2015, the fund’s pro forma results of operations for the period are as follows:

Net investment income	$2,175,314
Net loss on investments	$2,456,984
Net decrease in net assets resulting from operations	$281,670

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2015 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

Note 8: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

110 RetirementReady® Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following fund’s hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Amount

Putnam RetirementReady 2060 Fund	$1,475

Putnam RetirementReady 2055 Fund*	112,184

*The fund hereby designates an additional $32,153, $104,086, and $9,748 as capital gain dividend with respect to the previously designated capital gain dividends in taxable years ended July 31, 2013 through July 31, 2015, respectively.

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %

Putnam RetirementReady 2060 Fund	53.82%

Putnam RetirementReady 2055 Fund	33.38

Putnam RetirementReady 2050 Fund	45.46

Putnam RetirementReady 2045 Fund	42.33

Putnam RetirementReady 2040 Fund	35.93

Putnam RetirementReady 2035 Fund	29.56

Putnam RetirementReady 2030 Fund	24.01

Putnam RetirementReady 2025 Fund	18.95

Putnam RetirementReady 2020 Fund	14.39

Putnam Retirement Income Fund Lifestyle 1	8.83

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %

Putnam RetirementReady 2060 Fund	77.51%

Putnam RetirementReady 2055 Fund	48.24

Putnam RetirementReady 2050 Fund	66.87

Putnam RetirementReady 2045 Fund	62.85

Putnam RetirementReady 2040 Fund	54.01

Putnam RetirementReady 2035 Fund	44.13

Putnam RetirementReady 2030 Fund	34.00

Putnam RetirementReady 2025 Fund	25.59

Putnam RetirementReady 2020 Fund	19.52

Putnam Retirement Income Fund Lifestyle 1	12.05

The Form 1099 that will be mailed to you in January 2017 will show the tax status of all distributions paid to your account in calendar 2016.

RetirementReady® Funds 111

About the Trustees

Independent Trustees

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Jameson A. Baxter

Born 1943, Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011

Principal occupations during past five years: President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.

Robert J. Darretta

Born 1946, Trustee since 2007

Principal occupations during past five years: From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.

Other directorships: UnitedHealth Group, a diversified health-care company

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy; Great Lakes Science Center; College Now Greater Cleveland

John A. Hill

Born 1942, Trustee since 1985 and Chairman from 2000 to 2011

Principal occupations during past five years: Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.

112 RetirementReady® Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of July 31, 2016, there were 117 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds 113

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive	Vice President, Principal Accounting Officer,
Officer, and Compliance Liaison	and Assistant Treasurer
Since 2004	Since 2007
Director of Fund Administration Services,
Steven D. Krichmar (Born 1958)	Putnam Investments and Putnam Management
Vice President and Principal Financial Officer
Since 2002	Susan G. Malloy (Born 1957)
Chief of Operations, Putnam Investments and	Vice President and Assistant Treasurer
Putnam Management	Since 2007
Director of Accounting & Control Services,
Robert T. Burns (Born 1961)	Putnam Investments and Putnam Management
Vice President and Chief Legal Officer
Since 2011	James P. Pappas (Born 1953)
General Counsel, Putnam Investments, Putnam	Vice President
Management, and Putnam Retail Management	Since 2004
Director of Trustee Relations,
James F. Clark (Born 1974)	Putnam Investments and Putnam Management
Vice President and Chief Compliance Officer
Since 2016	Mark C. Trenchard (Born 1962)
Chief Compliance Officer, Putnam Investments	Vice President and BSA Compliance Officer
and Putnam Management	Since 2002
Director of Operational Compliance,
Michael J. Higgins (Born 1976)	Putnam Investments and Putnam
Vice President, Treasurer, and Clerk	Retail Management
Since 2010
Manager of Finance, Dunkin’ Brands (2008–	Nancy E. Florek (Born 1957)
2010); Senior Financial Analyst, Old Mutual Asset	Vice President, Director of Proxy Voting
Management (2007–2008); Senior Financial	and Corporate Governance, Assistant Clerk,
Analyst, Putnam Investments (1999–2007)	and Associate Treasurer
Since 2000

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

114 RetirementReady® Funds

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	Government Money Market Fund*
Emerging Markets Equity Fund	High Yield Advantage Fund
Equity Spectrum Fund	High Yield Trust
Europe Equity Fund	Income Fund
Global Equity Fund	Money Market Fund*
International Capital Opportunities Fund	Short Duration Income Fund
International Equity Fund	U.S. Government Income Trust
Investors Fund
Low Volatility Equity Fund	Tax-free Income
Multi-Cap Core Fund	AMT-Free Municipal Fund
Research Fund	Intermediate-Term Municipal Income Fund
Strategic Volatility Equity Fund	Short-Term Municipal Income Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
Convertible Securities Fund
Equity Income Fund	State tax-free income funds†:
Global Dividend Fund	Arizona, California, Massachusetts, Michigan,
The Putnam Fund for Growth and Income	Minnesota, New Jersey, New York, Ohio,
and Pennsylvania.

RetirementReady® Funds 115

Absolute Return	Retirement Income Lifestyle Funds —
Absolute Return 100 Fund®	portfolios with managed allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market
Absolute Return 500 Fund®	investments to generate retirement income.
Absolute Return 700 Fund®
Retirement Income Fund Lifestyle 1
Global Sector	Retirement Income Fund Lifestyle 2
Global Consumer Fund	Retirement Income Fund Lifestyle 3
Global Energy Fund
Global Financials Fund	RetirementReady® Funds — portfolios with
Global Health Care Fund	adjusting allocations to stocks, bonds, and
Global Industrials Fund	money market instruments, becoming more
Global Natural Resources Fund	conservative over time.
Global Sector Fund
Global Technology Fund	RetirementReady® 2060 Fund
Global Telecommunications Fund	RetirementReady® 2055 Fund
Global Utilities Fund	RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
Asset Allocation	RetirementReady® 2040 Fund
George Putnam Balanced Fund	RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
Global Asset Allocation Funds — four	RetirementReady® 2025 Fund
investment portfolios that spread your	RetirementReady® 2020 Fund
money across a variety of stocks, bonds, and
money market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

116 RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisor	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Janet C. Smith
London, England SW1A 1LD	Paul L. Joskow	Vice President,
	Robert E. Patterson	Principal Accounting Officer,
Marketing Services	George Putnam, III	and Assistant Treasurer
Putnam Retail Management	Robert L. Reynolds
One Post Office Square	W. Thomas Stephens	Susan G. Malloy
Boston, MA 02109		Vice President and
	Officers	Assistant Treasurer
Custodian	Robert L. Reynolds
State Street Bank	President	James P. Pappas
and Trust Company		Vice President
Jonathan S. Horwitz
Legal Counsel	Executive Vice President,	Mark C. Trenchard
Ropes & Gray LLP	Principal Executive Officer, and	Vice President and
	Compliance Liaison	BSA Compliance Officer

Independent Registered	Steven D. Krichmar	Nancy E. Florek
Public Accounting Firm	Vice President and	Vice President, Director of
PricewaterhouseCoopers LLP	Principal Financial Officer
Proxy Voting and Corporate
	Robert T. Burns	Governance, Assistant Clerk,
	Vice President and	and Associate Treasurer
Chief Legal Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

75 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

AN097
302181 9/16

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In November 2015, the Code of Ethics of Putnam Investment Management, LLC was amended. The key changes to the Code of Ethics are as follows: (i) Non-Access Persons are no longer required to pre-clear their trades, (ii) a new provision governing conflicts of interest has been added, (iii) modifying certain provisions of the pre-clearance requirements, Contra-Trading Rule and 60-Day Short-Term Rule, (iv) modifying and adding language relating to reporting of unethical or illegal acts, including anti-retaliation provision, and (v) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Darretta, Mr. Patterson, Mr. Hill, and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2016	$148,551	$8,000*	$59,348	$ —
July 31, 2015	$144,197	$ —	$57,619	$ —

**	Fees billed to the fund for services relating to a fund merger.

For the fiscal years ended July 31, 2016 and July 31, 2015, the fund's independent auditor billed aggregate non-audit fees in the amounts of $627,101 and $737,295 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2016	$ —	$559,753	$ —	$ —

July 31, 2015	$ —	$679,676	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: September 29, 2016